UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2010

Item 1. Reports to Stockholders

Fidelity ®

Institutional

Money Market

Funds

Semiannual Report

September 30, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Fidelity Institutional Money Market Funds
Shareholder Expense Example	<Click Here>
Investment Changes, Schedules of Investments & Financial Statements
Treasury Only Portfolio	<Click Here>
Treasury Portfolio	<Click Here>
Government Portfolio	<Click Here>
Prime Money Market Portfolio	<Click Here>
Money Market Portfolio	<Click Here>
Tax-Exempt Portfolio	<Click Here>
Notes to Financial Statements	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

Fund Goals:
Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.

Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio seek to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-297-2952, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010 to September 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Treasury Only Portfolio
Class I	.19%
Actual		$ 1,000.00	$ 1,000.10	$ .95
HypotheticalA		$ 1,000.00	$ 1,024.12	$ .96
Class II	.19%
Actual		$ 1,000.00	$ 1,000.10	$ .95**
HypotheticalA		$ 1,000.00	$ 1,024.12	$ .96**
Class III	.19%
Actual		$ 1,000.00	$ 1,000.10	$ .95**
HypotheticalA		$ 1,000.00	$ 1,024.12	$ .96**
Class IV	.19%
Actual		$ 1,000.00	$ 1,000.10	$ .95**
HypotheticalA		$ 1,000.00	$ 1,024.12	$ .96**
Select Class	.19%
Actual		$ 1,000.00	$ 1,000.10	$ .95**
HypotheticalA		$ 1,000.00	$ 1,024.12	$ .96**
Treasury Portfolio
Class I	.21%
Actual		$ 1,000.00	$ 1,000.20	$ 1.05
HypotheticalA		$ 1,000.00	$ 1,024.02	$ 1.07
	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Class II	.24%
Actual		$ 1,000.00	$ 1,000.10	$ 1.20**
HypotheticalA		$ 1,000.00	$ 1,023.87	$ 1.22**
Class III	.24%
Actual		$ 1,000.00	$ 1,000.10	$ 1.20**
HypotheticalA		$ 1,000.00	$ 1,023.87	$ 1.22**
Class IV	.24%
Actual		$ 1,000.00	$ 1,000.10	$ 1.20**
HypotheticalA		$ 1,000.00	$ 1,023.87	$ 1.22**
Select Class	.24%
Actual		$ 1,000.00	$ 1,000.10	$ 1.20
HypotheticalA		$ 1,000.00	$ 1,023.87	$ 1.22
Government Portfolio
Class I	.21%
Actual		$ 1,000.00	$ 1,000.30	$ 1.05
HypotheticalA		$ 1,000.00	$ 1,024.02	$ 1.07
Class II	.26%
Actual		$ 1,000.00	$ 1,000.10	$ 1.30**
HypotheticalA		$ 1,000.00	$ 1,023.76	$ 1.32**
Class III	.26%
Actual		$ 1,000.00	$ 1,000.10	$ 1.30**
HypotheticalA		$ 1,000.00	$ 1,023.76	$ 1.32**
Select Class	.25%
Actual		$ 1,000.00	$ 1,000.10	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Prime Money Market Portfolio
Class I	.20%
Actual		$ 1,000.00	$ 1,001.00	$ 1.00
HypotheticalA		$ 1,000.00	$ 1,024.07	$ 1.01
Class II	.35%
Actual		$ 1,000.00	$ 1,000.30	$ 1.76
HypotheticalA		$ 1,000.00	$ 1,023.31	$ 1.78
Class III	.40%
Actual		$ 1,000.00	$ 1,000.10	$ 2.01**
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 2.03**
Class IV	.40%
Actual		$ 1,000.00	$ 1,000.10	$ 2.01**
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 2.03**
Select Class	.25%
Actual		$ 1,000.00	$ 1,000.80	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Institutional Class	.14%
Actual		$ 1,000.00	$ 1,001.30	$ .70
HypotheticalA		$ 1,000.00	$ 1,024.37	$ .71
Money Market Portfolio
Class I	.18%
Actual		$ 1,000.00	$ 1,001.30	$ .90
HypotheticalA		$ 1,000.00	$ 1,024.17	$ .91
	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Class II	.33%
Actual		$ 1,000.00	$ 1,000.50	$ 1.65
HypotheticalA		$ 1,000.00	$ 1,023.41	$ 1.67
Class III	.41%
Actual		$ 1,000.00	$ 1,000.10	$ 2.06
HypotheticalA		$ 1,000.00	$ 1,023.01	$ 2.08
Select Class	.23%
Actual		$ 1,000.00	$ 1,001.00	$ 1.15
HypotheticalA		$ 1,000.00	$ 1,023.92	$ 1.17
Class F	.14%
Actual		$ 1,000.00	$ 1,001.50	$ .70
HypotheticalA		$ 1,000.00	$ 1,024.37	$ .71
Institutional Class	.14%
Actual		$ 1,000.00	$ 1,001.50	$ .70
HypotheticalA		$ 1,000.00	$ 1,024.37	$ .71
Tax-Exempt Portfolio
Class I	.22%
Actual		$ 1,000.00	$ 1,000.50	$ 1.10
HypotheticalA		$ 1,000.00	$ 1,023.97	$ 1.12
Class II	.30%
Actual		$ 1,000.00	$ 1,000.10	$ 1.50**
HypotheticalA		$ 1,000.00	$ 1,023.56	$ 1.52**
Class III	.30%
Actual		$ 1,000.00	$ 1,000.10	$ 1.50**
HypotheticalA		$ 1,000.00	$ 1,023.56	$ 1.52**
Select Class	.25%
Actual		$ 1,000.00	$ 1,000.30	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Treasury Only Portfolio
Class II	.36%
Actual		$ 1.80
HypotheticalA		$ 1.83
Class III	.46%
Actual		$ 2.30
HypotheticalA		$ 2.33
Class IV	.71%
Actual		$ 3.56
HypotheticalA		$ 3.60
Select Class	.26%
Actual		$ 1.30
HypotheticalA		$ 1.32
	Annualized Expense Ratio	Expenses Paid
Treasury Portfolio
Class II	.36%
Actual		$ 1.80
HypotheticalA		$ 1.83
Class III	.46%
Actual		$ 2.31
HypotheticalA		$ 2.33
Class IV	.71%
Actual		$ 3.56
HypotheticalA		$ 3.60
Government Portfolio
Class II	.36%
Actual		$ 1.80
HypotheticalA		$ 1.83
Class III	.46%
Actual		$ 2.31
HypotheticalA		$ 2.33
Prime Money Market Portfolio
Class III	.45%
Actual		$ 2.26
HypotheticalA		$ 2.28
Class IV	.70%
Actual		$ 3.51
HypotheticalA		$ 3.55
Tax-Exempt Portfolio
Class II	.35%
Actual		$ 1.75
HypotheticalA		$ 1.78
Class III	.45%
Actual		$ 2.26
HypotheticalA		$ 2.28

A 5% return per year before expenses

Semiannual Report

Treasury Only Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 9/30/10	% of fund's investments 3/31/10	% of fund's investments 9/30/09
0 - 30	49.8	34.5	53.9
31 - 90	38.4	49.8	19.5
91 - 180	7.7	12.6	12.0
181 - 397	4.1	3.1	14.6
Weighted Average Maturity
	9/30/10	3/31/10	9/30/09
Treasury Only Portfolio	52 Days	55 Days	71 Days
All Taxable Money Market Funds Average*	44 Days	44 Days	51 Days

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. WAM for money market funds can be used as a measure of sensitivity to interest rate changes. Generally, the longer the maturity, the greater the sensitivity. WAM for money market funds is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening devices such as demand features and interest rate resets.

Weighted Average Life
	9/30/10	3/31/10	9/30/09
Treasury Only Portfolio	52 Days	n/a **	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
U.S. Treasury Obligations 100.1%	U.S. Treasury Obligations 104.6%
Net Other Assets*** (0.1)%	Net Other Assets*** (4.6)%

* Source: iMoneyNet, Inc.
** Information not available
*** Net Other Assets are not included in the pie chart.

Semiannual Report

Treasury Only Portfolio

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 100.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 95.8%
10/7/10 to 3/31/11	0.10 to 0.41%	$ 8,142,312	$ 8,140,604
U.S. Treasury Notes - 4.3%
1/31/11 to 9/30/11	0.27 to 0.48	365,000	366,699
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $8,507,303)	8,507,303
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(4,516)
NET ASSETS - 100%	$ 8,502,787
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $8,507,303)		$ 8,507,303
Receivable for fund shares sold		1,034
Interest receivable		549
Total assets		8,508,886

Liabilities
Payable for fund shares redeemed	$ 4,892
Distributions payable	16
Accrued management fee	1,007
Other affiliated payables	135
Other payables and accrued expenses	49
Total liabilities		6,099

Net Assets		$ 8,502,787
Net Assets consist of:
Paid in capital		$ 8,502,433
Undistributed net investment income		2
Accumulated undistributed net realized gain (loss) on investments		352
Net Assets		$ 8,502,787

Class I: Net Asset Value, offering price and redemption price per share ($7,012,895 ÷ 7,011,680 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($695,096 ÷ 695,142 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($495,851 ÷ 495,726 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($51,544 ÷ 51,540 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($247,401 ÷ 247,405 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2010 (Unaudited)

Investment Income
Interest		$ 9,305

Expenses
Management fee	$ 6,370
Transfer agent fees	2,754
Distribution and service plan fees	1,316
Accounting fees and expenses	374
Custodian fees and expenses	51
Independent trustees' compensation	18
Registration fees	70
Audit	26
Legal	11
Miscellaneous	71
Total expenses before reductions	11,061
Expense reductions	(2,214)	8,847
Net investment income		458
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		52
Net increase in net assets resulting from operations		$ 510

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 458	$ 13,232
Net realized gain (loss)	52	523
Net increase in net assets resulting from operations	510	13,755
Distributions to shareholders from net investment income	(456)	(13,235)
Distributions to shareholders from net realized gain	-	(361)
Total distributions	(456)	(13,596)
Share transactions - net increase (decrease)	(1,670,825)	(8,004,814)
Total increase (decrease) in net assets	(1,670,771)	(8,004,655)

Net Assets
Beginning of period	10,173,558	18,178,213
End of period (including undistributed net investment income of $2 and undistributed net investment income of $0, respectively)	$ 8,502,787	$ 10,173,558

Financial Highlights - Class I

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- E	.001	.010	.040	.048	.033
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	.001	.010	.040	.048	.033
Distributions from net investment income	- E	(.001)	(.010)	(.040)	(.048)	(.033)
Distributions from net realized gain	-	- E	-	-	-	-
Total distributions	- E	(.001)	(.010)	(.040)	(.048)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.09%	1.05%	4.03%	4.87%	3.33%
Ratios to Average Net Assets D
Expenses before reductions	.21% A	.21%	.24%	.24%	.24%	.24%
Expenses net of fee waivers, if any	.19% A	.20%	.23%	.20%	.20%	.20%
Expenses net of all reductions	.19% A	.20%	.23%	.20%	.20%	.20%
Net investment income	.01% A	.10%	.81%	3.48%	4.78%	3.30%
Supplemental Data
Net assets, end of period (in millions)	$ 7,013	$ 8,371	$ 15,535	$ 6,775	$ 1,425	$ 1,055

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- E	- E	.009	.038	.046	.031
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	.009	.038	.046	.031
Distributions from net investment income	- E	- E	(.009)	(.038)	(.046)	(.031)
Distributions from net realized gain	-	- E	-	-	-	-
Total distributions	- E	- E	(.009)	(.038)	(.046)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.03%	.89%	3.88%	4.71%	3.18%
Ratios to Average Net Assets D
Expenses before reductions	.36% A	.36%	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.19% A	.27%	.38%	.35%	.35%	.35%
Expenses net of all reductions	.19% A	.27%	.38%	.35%	.35%	.35%
Net investment income	.01% A	.03%	.66%	3.58%	4.63%	3.15%
Supplemental Data
Net assets, end of period (in millions)	$ 695	$ 649	$ 906	$ 514	$ 210	$ 102

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

Financial Highlights - Class III

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- E	- E	.008	.037	.045	.030
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	.008	.037	.045	.030
Distributions from net investment income	- E	- E	(.008)	(.037)	(.045)	(.030)
Distributions from net realized gain	-	- E	-	-	-	-
Total distributions	- E	- E	(.008)	(.037)	(.045)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.80%	3.77%	4.61%	3.07%
Ratios to Average Net Assets D
Expenses before reductions	.46% A	.46%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.19% A	.28%	.47%	.45%	.45%	.45%
Expenses net of all reductions	.19% A	.28%	.47%	.45%	.45%	.45%
Net investment income	.01% A	.02%	.57%	3.46%	4.53%	3.05%
Supplemental Data
Net assets, end of period (in millions)	$ 496	$ 615	$ 835	$ 514	$ 187	$ 120

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class IV

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- F	- F	.006	.007
Net realized and unrealized gain (loss) F	-	-	-	-
Total from investment operations	- F	- F	.006	.007
Distributions from net investment income	- F	- F	(.006)	(.007)
Distributions from net realized gain	-	- F	-	-
Total distributions	- F	- F	(.006)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.60%	.71%
Ratios to Average Net Assets E
Expenses before reductions	.71% A	.72%	.74%	.77% A
Expenses net of fee waivers, if any	.19% A	.30%	.65%	.70% A
Expenses net of all reductions	.19% A	.30%	.65%	.70% A
Net investment income	.01% A	.01%	.39%	1.70% A
Supplemental Data
Net assets, end of period (in millions)	$ 52	$ 60	$ 140	$ 39

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

Financial Highlights - Select Class

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- E	.001	.010	.039	.047	.032
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	.001	.010	.039	.047	.032
Distributions from net investment income	- E	(.001)	(.010)	(.039)	(.047)	(.032)
Distributions from net realized gain	-	- E	-	-	-	-
Total distributions	- E	(.001)	(.010)	(.039)	(.047)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.07%	.99%	3.98%	4.81%	3.28%
Ratios to Average Net Assets D
Expenses before reductions	.26% A	.26%	.29%	.29%	.29%	.29%
Expenses net of fee waivers, if any	.19% A	.23%	.28%	.25%	.25%	.25%
Expenses net of all reductions	.19% A	.23%	.28%	.25%	.25%	.25%
Net investment income	.01% A	.07%	.76%	3.50%	4.73%	3.25%
Supplemental Data
Net assets, end of period (in millions)	$ 247	$ 478	$ 763	$ 174	$ 17	$ 33

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 9/30/10	% of fund's investments 3/31/10	% of fund's investments 9/30/09
0 - 30	71.2	64.8	71.3
31 - 90	4.5	23.0	6.9
91 - 180	12.1	8.6	6.8
181 - 397	12.2	3.6	15.0
Weighted Average Maturity
	9/30/10	3/31/10	9/30/09
Treasury Portfolio	54 Days	37 Days	57 Days
All Taxable Money Market Funds Average*	44 Days	44 Days	51 Days

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. WAM for money market funds can be used as a measure of sensitivity to interest rate changes. Generally, the longer the maturity, the greater the sensitivity. WAM for money market funds is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening devices such as demand features and interest rate resets.

Weighted Average Life
	9/30/10	3/31/10	9/30/09
Treasury Portfolio	54 Days	n/a **	n/a **

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
U.S. Treasury Obligations 30.5%	U.S. Treasury Obligations 41.4%
Repurchase Agreements 69.5%	Repurchase Agreements 58.5%
Net Other Assets 0.0%	Net Other Assets 0.1%

* Source: iMoneyNet, Inc.
 ** Information not available

Semiannual Report

Treasury Portfolio

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 30.5%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 17.7%
10/7/10 to 3/31/11	0.19 to 0.41%	$ 2,365,000	$ 2,363,426
U.S. Treasury Notes - 12.8%
1/31/11 to 9/30/11	0.21 to 0.48	1,698,000	1,705,824
TOTAL U.S. TREASURY OBLIGATIONS			4,069,250
Repurchase Agreements - 69.5%
	Maturity Amount (000s)
In a joint trading account at 0.25% dated 9/30/10 due 10/1/10:
(Collateralized by U.S. Treasury Obligations) #	$ 6,790,106	6,790,059
(Collateralized by U.S. Treasury Obligations) #	313,745	313,743
With:
Deutsche Bank Securities, Inc. at 0.22%, dated 7/22/10 due 10/4/10 (Collateralized by U.S. Treasury Obligations valued at $801,510,049, 4.38% - 6.75%, 8/15/26 - 11/15/39)	781,353	781,000
Morgan Stanley & Co., Inc. at:
0.22%, dated 8/13/10 due 10/12/10 (Collateralized by U.S. Treasury Obligations valued at $398,939,550, 1% - 11.25%, 4/30/11 - 11/15/28)	391,143	391,000
0.23%, dated 7/30/10 due 10/28/10 (Collateralized by U.S. Treasury Obligations valued at $796,796,979, 0% - 7.5%, 10/14/10 - 5/15/39)	780,449	780,000
Wells Fargo Securities, LLC at 0.22%, dated 8/13/10 due 10/15/10 (Collateralized by U.S. Treasury Obligations valued at $200,786,496, 0% - 5.13%, 10/15/10 - 5/15/40)	196,075	196,000
TOTAL REPURCHASE AGREEMENTS		9,251,802
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $13,321,052)	13,321,052
NET OTHER ASSETS (LIABILITIES) - 0.0%	623
NET ASSETS - 100%	$ 13,321,675
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$6,790,059,000 due 10/01/10 at 0.25%
Barclays Capital, Inc.	$ 1,598,679
Citigroup Global Markets, Inc.	799,340
Credit Suisse Securities (USA) LLC	68,011
HSBC Securities (USA), Inc.	1,199,010
J.P. Morgan Securities, Inc.	1,446,406
RBS Securities, Inc.	1,598,679
Wells Fargo Securities LLC	79,934
$ 6,790,059
$313,743,000 due 10/01/10 at 0.25%
BNP Paribas Securities Corp.	$ 154,543
Banc of America Securities LLC	71,148
Barclays Capital, Inc.	88,052
$ 313,743
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $9,251,802) - See accompanying schedule: Unaffiliated issuers (cost $13,321,052)		$ 13,321,052
Receivable for fund shares sold		888
Interest receivable		3,003
Other receivables		89
Total assets		13,325,032

Liabilities
Payable for fund shares redeemed	$ 760
Distributions payable	127
Accrued management fee	1,524
Transfer agent fee payable	653
Distribution and service plan fees payable	79
Other affiliated payables	86
Other payables and accrued expenses	128
Total liabilities		3,357

Net Assets		$ 13,321,675
Net Assets consist of:
Paid in capital		$ 13,321,648
Undistributed net investment income		4
Accumulated undistributed net realized gain (loss) on investments		23
Net Assets		$ 13,321,675

Class I: Net Asset Value, offering price and redemption price per share ($8,677,246 ÷ 8,674,235 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($159,154 ÷ 159,046 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($3,833,057 ÷ 3,832,634 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($274,707 ÷ 274,627 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($377,511 ÷ 377,426 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2010 (Unaudited)

Investment Income
Interest		$ 15,942

Expenses
Management fee	$ 9,048
Transfer agent fees	3,895
Distribution and service plan fees	5,713
Accounting fees and expenses	469
Custodian fees and expenses	20
Independent trustees' compensation	26
Registration fees	102
Audit	30
Legal	16
Miscellaneous	92
Total expenses before reductions	19,411
Expense reductions	(5,136)	14,275
Net investment income		1,667
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		7
Net increase in net assets resulting from operations		$ 1,674

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,667	$ 16,682
Net realized gain (loss)	7	405
Net increase in net assets resulting from operations	1,674	17,087
Distributions to shareholders from net investment income	(1,663)	(16,684)
Distributions to shareholders from net realized gain	-	(335)
Total distributions	(1,663)	(17,019)
Share transactions - net increase (decrease)	(255,938)	(9,452,344)
Total increase (decrease) in net assets	(255,927)	(9,452,276)

Net Assets
Beginning of period	13,577,602	23,029,878
End of period (including undistributed net investment income of $4 and undistributed net investment income of $0, respectively)	$ 13,321,675	$ 13,577,602

Financial Highlights - Class I

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- E	.001	.011	.041	.050	.035
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	.001	.011	.041	.050	.035
Distributions from net investment income	- E	(.001)	(.011)	(.041)	(.050)	(.035)
Distributions from net realized gain	-	- E	-	-	-	-
Total distributions	- E	(.001)	(.011)	(.041)	(.050)	(.035)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.02%	.10%	1.11%	4.20%	5.11%	3.55%
Ratios to Average Net Assets D
Expenses before reductions	.21% A	.21%	.23%	.22%	.23%	.23%
Expenses net of fee waivers, if any	.21% A	.21%	.22%	.20%	.20%	.20%
Expenses net of all reductions	.21% A	.21%	.22%	.20%	.20%	.20%
Net investment income	.03% A	.11%	1.04%	3.71%	5.01%	3.51%
Supplemental Data
Net assets, end of period (in millions)	$ 8,677	$ 8,650	$ 16,236	$ 15,037	$ 5,491	$ 4,297

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- E	-E	.010	.040	.048	.033
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	-E	.010	.040	.048	.033
Distributions from net investment income	- E	-E	(.010)	(.040)	(.048)	(.033)
Distributions from net realized gain	-	- E	-	-	-	-
Total distributions	- E	-E	(.010)	(.040)	(.048)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.03%	.96%	4.04%	4.96%	3.39%
Ratios to Average Net Assets D
Expenses before reductions	.36% A	.36%	.38%	.37%	.39%	.38%
Expenses net of fee waivers, if any	.24% A	.29%	.36%	.35%	.35%	.35%
Expenses net of all reductions	.24% A	.29%	36%	35%	35%	35%
Net investment income	.01% A	.03%	.90%	3.90%	4.86%	3.36%
Supplemental Data
Net assets, end of period (in millions)	$ 159	$ 164	$ 407	$ 305	$ 355	$ 331

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

Financial Highlights - Class III

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- E	-E	.009	.039	.047	.032
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	-E	.009	.039	.047	.032
Distributions from net investment income	- E	-E	(.009)	(.039)	(.047)	(.032)
Distributions from net realized gain	-	- E	-	-	-	-
Total distributions	- E	-E	(.009)	(.039)	(.047)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.87%	3.94%	4.85%	3.29%
Ratios to Average Net Assets D
Expenses before reductions	.46% A	.46%	.48%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.24% A	.30%	.46%	.45%	.45%	.45%
Expenses net of all reductions	.24% A	.30%	.46%	.45%	.45%	.45%
Net investment income	.01% A	.02%	.80%	3.74%	4.76%	3.26%
Supplemental Data
Net assets, end of period (in millions)	$ 3,833	$ 3,907	$ 5,051	$ 5,329	$ 3,663	$ 3,299

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class IV

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- F	- F	.007	.007
Net realized and unrealized gain (loss) F	-	-	-	-
Total from investment operations	- F	- F	.007	.007
Distributions from net investment income	- F	- F	(.007)	(.007)
Distributions from net realized gain	-	- F	-	-
Total distributions	- F	- F	(.007)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.71%	.68%
Ratios to Average Net Assets E
Expenses before reductions	.71% A	.71%	.73%	.72% A
Expenses net of fee waivers, if any	.24% A	.30%	.62%	.70% A
Expenses net of all reductions	.24% A	.30%	.62%	.70% A
Net investment income	.01% A	.03%	.64%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 274,707	$ 492,495	$ 453,724	$ 117

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

Financial Highlights - Select Class

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- E	.001	.011	.041	.049	.034
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	.001	.011	.041	.049	.034
Distributions from net investment income	- E	(.001)	(.011)	(.041)	(.049)	(.034)
Distributions from net realized gain	-	- E	-	-	-	-
Total distributions	- E	(.001)	(.011)	(.041)	(.049)	(.034)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.07%	1.06%	4.15%	5.06%	3.49%
Ratios to Average Net Assets D
Expenses before reductions	.26% A	.26%	.28%	.27%	.28%	.28%
Expenses net of fee waivers, if any	.24% A	.24%	.27%	.25%	.25%	.25%
Expenses net of all reductions	.24% A	.24%	.27%	.25%	.25%	.25%
Net investment income	.01% A	.08%	.99%	3.95%	4.96%	3.46%
Supplemental Data
Net assets, end of period (in millions)	$ 378	$ 365	$ 882	$ 513	$ 296	$ 270

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 9/30/10	% of fund's investments 3/31/10	% of fund's investments 9/30/09
0 - 30	70.3	78.5	68.7
31 - 90	13.6	14.2	10.7
91 - 180	5.0	5.6	6.2
181 - 397	11.1	1.7	14.4
Weighted Average Maturity
	9/30/10	3/31/10	9/30/09
Government Portfolio	48 Days	24 Days	58 Days
All Taxable Money Market Funds Average*	44 Days	44 Days	51 Days

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. WAM for money market funds can be used as a measure of sensitivity to interest rate changes. Generally, the longer the maturity, the greater the sensitivity. WAM for money market funds is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening devices such as demand features and interest rate resets.

Weighted Average Life
	9/30/10	3/31/10	9/30/09
Government Portfolio	112 Days	n/a **	n/a **

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
Federal Agency Issues 38.0%	Federal Agency Issues 35.9%
U.S. Treasury Obligations 5.3%	U.S. Treasury Obligations 14.3%
Repurchase Agreements 55.8%	Repurchase Agreements 49.8%
Net Other Assets 0.9%	Net Other Assets 0.0%

* Source: iMoneyNet, Inc.
** Information not available

Semiannual Report

Government Portfolio

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 38.0%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 2.2%
3/23/11 to 5/19/11	0.25 to 0.27%	$ 729,532	$ 739,111
Federal Home Loan Bank - 33.2%
10/1/10 to 9/15/11	0.18 to 0.60 (b)	11,296,610	11,299,872
Freddie Mac - 2.6%
11/23/10 to 9/22/11	0.25 to 0.40	892,000	897,741
TOTAL FEDERAL AGENCIES			12,936,724
U.S. Treasury Obligations - 5.3%

U.S. Treasury Bills - 2.5%
1/27/11 to 3/24/11	0.20	850,000	849,299
U.S. Treasury Notes - 2.8%
8/31/11 to 9/30/11	0.30 to 0.32	958,000	964,345
TOTAL U.S. TREASURY OBLIGATIONS			1,813,644
Repurchase Agreements - 55.8%
	Maturity Amount (000s)
In a joint trading account at:
0.3% dated 9/30/10 due 10/1/10 (Collateralized by U.S. Government Obligations) #	$ 637,401	637,396
0.31% dated 9/30/10 due 10/1/10 (Collateralized by U.S. Government Obligations) #	13,854,197	13,854,078
With:
BNP Paribas Securities Corp. at 0.25%, dated 7/7/10 due 10/5/10 (Collateralized by U.S. Government Obligations valued at $208,184,259, 0.43% - 6%, 12/15/13 - 8/25/40)	202,126	202,000
Deutsche Bank Securities, Inc. at:
0.24%, dated:
7/28/10 due 10/26/10 (Collateralized by U.S. Government Obligations valued at $817,374,042, 2.4% - 7%, 1/1/17 - 10/1/47)	801,481	801,000
8/17/10 due 11/15/10 (Collateralized by U.S. Government Obligations valued at $298,949,658, 2.65% - 5.91%, 1/1/35 - 9/1/40)	293,176	293,000
0.25%, dated 9/28/10 due 3/28/11 (Collateralized by U.S. Government Obligations valued at $172,383,592, 5.08% - 6%, 2/1/35 - 9/15/39)	169,212	169,000

	Maturity Amount (000s)	Value (000s)
ING Financial Markets LLC at:
0.24%, dated:
7/14/10 due 10/12/10 (Collateralized by U.S. Government Obligations valued at $836,795,235, 0.64% - 6.25%, 4/25/16 - 5/25/45)	$ 812,487	$ 812,000
7/26/10 due 10/25/10 (Collateralized by U.S. Government Obligations valued at $817,380,342, 1.49% - 6.3%, 7/1/14 - 6/1/42)	801,486	801,000
8/17/10 due 11/15/10 (Collateralized by U.S. Government Obligations valued at $158,570,603, 0.64% - 6.07%, 8/20/32 - 3/1/40)	155,093	155,000
0.25%, dated:
7/9/10 due 10/7/10 (Collateralized by U.S. Government Obligations valued at $821,578,249, 2.75% - 6.5%, 12/1/13 - 1/1/48)	805,503	805,000
8/9/10 due 11/8/10 (Collateralized by U.S. Government Obligations valued at $246,258,930, 0.51% - 6%, 9/25/11 - 12/25/39)	239,151	239,000
10/1/10 due 4/1/11 (Collateralized by U.S. Government Obligations valued at $51,500,870, 0.51% - 1.18%, 10/25/21 - 3/25/38)	50,063	50,000
0.28%, dated:
8/17/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $159,706,143, 4.5% - 6%, 6/15/17 - 1/15/36)	155,210	155,000
9/2/10 due 3/1/11 (Collateralized by U.S. Government Obligations valued at $30,610,804, 4.5%, 8/1/40)	30,042	30,000
TOTAL REPURCHASE AGREEMENTS		19,003,474
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $33,753,842)	33,753,842
NET OTHER ASSETS (LIABILITIES) - 0.9%	322,008
NET ASSETS - 100%	$ 34,075,850
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$637,396,000 due 10/01/10 at 0.30%
Banc of America Securities LLC	$ 265,582
Barclays Capital, Inc.	159,349
UBS Securities LLC	212,465
$ 637,396
$13,854,078,000 due 10/01/10 at 0.31%
BNP Paribas Securities Corp.	$ 757,672
Banc of America Securities LLC	567,954
Bank of America NA	2,155,770
Barclays Capital, Inc.	236,773
Citibank NA	94,709
Citigroup Global Markets, Inc.	757,672
Credit Agricole Securities (USA) Inc.	378,836
Deutsche Bank Securities, Inc.	1,761,588
Goldman, Sachs & Co.	265,185
HSBC Securities (USA), Inc.	757,672
J.P. Morgan Securities, Inc.	2,436,066
Merrill Lynch Government Securities, Inc.	340,952
Morgan Stanley & Co., Inc.	284,127
RBC Capital Markets Corp.	767,143
RBS Securities, Inc.	378,836
UBS Securities LLC	719,789
Wells Fargo Securities LLC	1,193,334
$ 13,854,078
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $19,003,474) - See accompanying schedule: Unaffiliated issuers (cost $33,753,842)		$ 33,753,842
Receivable for investments sold		646,670
Receivable for fund shares sold		8,858
Interest receivable		24,075
Other receivables		285
Total assets		34,433,730

Liabilities
Payable for investments purchased	$ 349,985
Payable for fund shares redeemed	614
Distributions payable	772
Accrued management fee	4,074
Distribution and service plan fees payable	147
Other affiliated payables	1,912
Other payables and accrued expenses	376
Total liabilities		357,880

Net Assets		$ 34,075,850
Net Assets consist of:
Paid in capital		$ 34,077,795
Distributions in excess of net investment income		(13)
Accumulated undistributed net realized gain (loss) on investments		(1,932)
Net Assets		$ 34,075,850

Class I: Net Asset Value, offering price and redemption price per share ($30,226,746 ÷ 30,218,416 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($890,360 ÷ 889,987 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($2,164,546 ÷ 2,163,746 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($794,198 ÷ 794,178 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2010 (Unaudited)

Investment Income
Interest		$ 49,876

Expenses
Management fee	$ 25,667
Transfer agent fees	11,062
Distribution and service plan fees	3,561
Accounting fees and expenses	828
Custodian fees and expenses	83
Independent trustees' compensation	78
Registration fees	207
Audit	28
Legal	56
Interest	2
Miscellaneous	281
Total expenses before reductions	41,853
Expense reductions	(2,628)	39,225
Net investment income		10,651
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(2,736)
Net increase in net assets resulting from operations		$ 7,915

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 10,651	$ 107,151
Net realized gain (loss)	(2,736)	5,349
Net increase in net assets resulting from operations	7,915	112,500
Distributions to shareholders from net investment income	(10,664)	(107,137)
Share transactions - net increase (decrease)	(14,960,383)	(11,476,819)
Total increase (decrease) in net assets	(14,963,132)	(11,471,456)

Net Assets
Beginning of period	49,038,982	60,510,438
End of period (including distributions in excess of net investment income of $13 and undistributed net investment income of $0, respectively)	$ 34,075,850	$ 49,038,982

Financial Highlights - Class I

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- E	.002	.017	.046	.050	.036
Distributions from net investment income	- E	(.002)	(.017)	(.046)	(.050)	(.036)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.03%	.17%	1.70%	4.74%	5.15%	3.62%
Ratios to Average Net Assets D
Expenses before reductions	.21% A	.21%	.23%	.22%	.23%	.23%
Expenses net of fee waivers, if any	.21% A	.21%	.23%	.20%	.20%	.20%
Expenses net of all reductions	.21% A	.21%	.23%	.20%	.20%	.20%
Net investment income	.06% A	.18%	1.44%	4.39%	5.04%	3.55%
Supplemental Data
Net assets, end of period (in millions)	$ 30,227	$ 45,414	$ 54,931	$ 18,583	$ 5,711	$ 5,257

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- E	.001	.015	.045	.049	.034
Distributions from net investment income	- E	(.001)	(.015)	(.045)	(.049)	(.034)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.08%	1.55%	4.59%	5.00%	3.47%
Ratios to Average Net Assets D
Expenses before reductions	.36% A	.36%	.38%	.38%	.39%	.38%
Expenses net of fee waivers, if any	.26% A	.31%	.38%	.35%	.35%	.35%
Expenses net of all reductions	.26% A	.31%	.38%	.35%	.35%	.35%
Net investment income	.01% A	.07%	1.29%	4.32%	4.89%	3.40%
Supplemental Data
Net assets, end of period (in millions)	$ 890	$ 1,413	$ 1,936	$ 1,342	$ 536	$ 933

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

Financial Highlights - Class III

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- E	- E	.014	.044	.048	.033
Distributions from net investment income	- E	- E	(.014)	(.044)	(.048)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.04%	1.44%	4.48%	4.89%	3.36%
Ratios to Average Net Assets D
Expenses before reductions	.46% A	.46%	.49%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.26% A	.35%	.48%	.45%	.45%	.45%
Expenses net of all reductions	.26% A	.35%	.48%	.45%	.45%	.45%
Net investment income	.01% A	.03%	1.19%	4.27%	4.79%	3.30%
Supplemental Data
Net assets, end of period (in millions)	$ 2,165	$ 1,910	$ 3,031	$ 1,763	$ 814	$ 727

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- E	.001	.016	.046	.050	.035
Distributions from net investment income	- E	(.001)	(.016)	(.046)	(.050)	(.035)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.13%	1.65%	4.69%	5.10%	3.57%
Ratios to Average Net Assets D
Expenses before reductions	.26% A	.26%	.28%	.27%	.28%	.28%
Expenses net of fee waivers, if any	.25% A	.25%	.28%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.28%	.25%	.25%	.25%
Net investment income	.02% A	.13%	1.39%	4.30%	4.99%	3.50%
Supplemental Data
Net assets, end of period (in millions)	$ 794	$ 302	$ 612	$ 266	$ 45	$ 29

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Money Market Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 9/30/10	% of fund's investments 3/31/10	% of fund's investments 9/30/09
0 - 30	52.6	59.3	53.3
31 - 90	30.1	22.6	27.8
91 - 180	14.2	13.2	11.3
181 - 397	3.1	4.9	7.6
Weighted Average Maturity
	9/30/10	3/31/10	9/30/09
Prime Money Market Portfolio	51 Days	52 Days	56 Days
All Taxable Money Market Funds Average*	44 Days	44 Days	51 Days

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. WAM for money market funds can be used as a measure of sensitivity to interest rate changes. Generally, the longer the maturity, the greater the sensitivity. WAM for money market funds is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening devices such as demand features and interest rate resets.

Weighted Average Life
	9/30/10	3/31/10	9/30/09
Prime Money Market Portfolio	81 Days	n/a **	n/a **

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
Corporate Bonds 0.1%	Corporate Bonds 0.2%
Commercial Paper 17.4%	Commercial Paper 18.2%
Bank CDs, BAs, TDs, and Notes 57.4%	Bank CDs, BAs, TDs, and Notes 57.5%
Government Securities † 7.5%	Government Securities † 9.2%
Repurchase Agreements 19.9%	Repurchase Agreements 16.3%
Net Other Assets*** (2.3)%	Net Other Assets*** (1.4)%

* Source: iMoneyNet, Inc.

** Information not available

*** Net Other Assets are not included in the pie chart.

† Includes FDIC Guaranteed Corporate Securities.

Semiannual Report

Prime Money Market Portfolio

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Florida Timber Finance III LLC Taxable VRDN LOC Wells Fargo Bank NA
	10/7/10	0.28% (d)	$ 25,155	$ 25,155
LP Pinewood SPV LLC Taxable VRDN LOC Wells Fargo Bank NA
	10/7/10	0.30 (d)	37,000	37,000
TOTAL CORPORATE BONDS				62,155
Certificates of Deposit - 50.5%

London Branch, Eurodollar, Foreign Banks - 16.4%
Bank of Montreal
	10/12/10	0.42	102,000	102,000
Commerzbank AG
	11/16/10 to 11/29/10	0.46 to 0.50	1,107,000	1,107,017
Credit Agricole SA
	10/12/10 to 1/4/11	0.36 to 0.70 (d)	2,475,000	2,475,000
Credit Industriel et Commercial
	11/5/10 to 12/8/10	0.40 to 0.52	1,444,000	1,444,000
Danske Bank AS
	12/3/10 to 12/15/10	0.33 to 0.34	565,000	565,000
HSBC Bank PLC
	11/22/10 to 8/29/11	0.50 to 0.72	639,000	639,000
ING Bank NV
	11/1/10 to 1/7/11	0.30 to 0.51	2,774,000	2,774,000
Landesbank Hessen-Thuringen
	10/4/10 to 12/20/10	0.49 to 0.68	1,159,000	1,159,000
National Australia Bank Ltd.
	10/19/10 to 12/31/10	0.32 to 0.40	669,000	669,000
Societe Generale
	11/19/10	0.35	431,000	431,000
				11,365,017
New York Branch, Yankee Dollar, Foreign Banks - 34.1%
Banco Bilbao Vizcaya Argentaria SA New York Branch
	10/7/10 to 10/26/10	0.41 to 0.56 (d)	449,000	449,000
Bank of Montreal
	10/18/10 to 10/25/10	0.27 to 0.41 (d)	437,000	437,000
Bank of Nova Scotia
	10/6/10 to 11/16/10	0.27 to 0.45 (d)	628,000	628,000
Bank of Tokyo-Mitsubishi
	10/8/10 to 2/10/11	0.28 to 0.62	2,512,000	2,512,000

	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Barclays Bank PLC New York Branch
	10/18/10	0.48%	$ 477,000	$ 477,000
	10/8/10	0.42 (d)	335,000	335,000
BNP Paribas New York Branch
	11/2/10 to 3/22/11	0.44 to 0.59	3,319,000	3,319,000
Canadian Imperial Bank of Commerce New York Branch
	10/1/10 to 11/4/10	0.26 to 0.42 (d)	1,493,000	1,493,004
	9/13/11	0.50	241,000	241,000
Commerzbank AG New York Branch
	10/1/10 to 10/21/10	0.46 to 0.48 (d)	589,000	589,000
Credit Agricole CIB
	10/8/10 to 12/9/10	0.50 to 0.70	933,000	933,000
Credit Industriel et Commercial
	12/9/10	0.40	194,000	194,000
DZ Bank
	10/12/10 to 11/9/10	0.41 to 0.50	768,000	767,998
Intesa Sanpaolo SpA New York Branch
	1/4/11	0.35	217,000	217,000
KBC Bank NV
	10/13/10	0.40	362,000	362,000
Lloyds TSB Bank PLC New York Branch
	10/18/10	0.30	91,000	91,010
Natixis New York Branch
	10/7/10 to 12/22/10	0.41 to 1.79 (d)	1,549,000	1,549,000
Nordea Bank Finland PLC
	1/11/11	0.60	202,000	202,000
Rabobank Nederland
	10/5/10 to 10/29/10	0.26 (d)	967,000	967,000
Rabobank Nederland New York Branch
	10/4/10 to 9/12/11	0.26 to 0.50 (d)	2,527,000	2,527,000
Royal Bank of Canada
	10/1/10	0.85 (d)	190,000	190,000
Royal Bank of Canada New York Branch
	10/12/10 to 10/29/10	0.26 (d)	210,000	210,000
Royal Bank of Scotland NV Chicago Branch
	12/15/10	0.35	362,000	362,000
Royal Bank of Scotland PLC Connecticut Branch
	10/14/10 to 11/23/10	0.44 to 0.55 (d)	978,000	978,000
Skandinaviska Enskilda Banken New York Branch
	10/13/10	0.37	337,000	337,000
Societe Generale
	11/5/10 to 12/8/10	0.31 to 1.33 (d)	600,000	600,000
Sumitomo Mitsui Banking Corp.
	10/5/10 to 12/15/10	0.29 to 0.30	1,466,000	1,466,000
Certificates of Deposit - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Svenska Handelsbanken New York
	2/24/11	0.35%	$ 150,000	$ 150,006
Toronto-Dominion Bank
	10/5/10 to 10/29/10	0.26 (d)	115,000	115,000
Toronto-Dominion Bank New York Branch
	10/4/10 to 12/20/10	0.26 to 0.50 (d)	380,000	379,999
UBS AG
	11/5/10	0.59	481,000	481,000
				23,559,017
TOTAL CERTIFICATES OF DEPOSIT				34,924,034
Commercial Paper - 17.4%

Abbott Laboratories
	10/26/10	0.57 (d)	254,000	254,000
Autobahn Funding (Liquidity Facility DZ BANK AG Deutsche Zentral - Genossenschaftsbank)
	10/13/10	0.30	49,847	49,842
Banco Bilbao Vizcaya Argentaria SA (London Branch)
	10/1/10	0.35	87,000	87,000
Canadian Imperial Holdings, Inc.
	10/12/10	0.26 (d)	92,000	92,000
Commerzbank U.S. Finance, Inc.
	10/22/10 to 1/4/11	0.42 to 0.60	1,325,000	1,324,202
Commonwealth Bank of Australia
	12/2/10 to 12/22/10	0.33 to 0.35 (d)	404,000	403,989
Dakota Notes (Citibank Credit Card Issuance Trust)
	10/7/10	0.53	117,975	117,965
Danske Corp.
	11/5/10 to 11/15/10	0.33 to 0.40	529,000	528,800
DnB NOR Bank ASA
	1/5/11 to 3/7/11	0.35 to 0.62	577,000	576,129
Groupe BPCE
	10/4/10 to 11/17/10	0.42 to 0.58	1,044,000	1,043,583
Hannover Funding Co. LLC (Liquidity Facility Norddeutsche Landesbank Girozentrale) (Liquidity Facility U.S. Bank NA, Minnesota)
	10/1/10 to 11/1/10	0.40 to 0.42	226,000	225,955
Intesa Funding LLC
	12/1/10 to 12/20/10	0.35	551,000	550,640
Landesbank Hessen-Thuringen
	10/6/10 to 12/20/10	0.52 to 0.53	392,000	391,847
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
	10/18/10	0.30	26,000	25,996

	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Natexis Banques Populaires U.S. Finance Co. LLC
	10/19/10 to 12/20/10	0.40 to 0.60%	$ 796,000	$ 795,583
Nationwide Building Society
	10/13/10 to 11/19/10	0.40 to 0.53	256,000	255,916
Nordea North America, Inc.
	11/3/10 to 3/1/11	0.35 to 0.45	573,000	572,408
Novartis Finance Corp.
	1/18/11 to 2/23/11	0.30 to 0.36	248,000	247,703
Santander Finance, Inc.
	12/3/10	0.39	392,000	391,745
Skandinaviska Enskilda Banken AB
	10/6/10 to 11/4/10	0.35 to 0.40	306,000	305,932
Societe Generale North America, Inc.
	10/19/10	0.51	475,000	474,879
Sumitomo Mitsui Banking Corp.
	12/16/10	0.30	80,000	79,949
Sumitomo Trust & Banking Co. Ltd. New York Branch
	11/29/10 to 12/13/10	0.35	241,000	240,846
Swedbank AB
	11/1/10 to 11/3/10	0.31	385,000	384,894
Total Capital Canada Ltd.
	6/22/11	0.43	64,000	63,798
Toyota Motor Credit Corp.
	2/3/11 to 2/4/11	0.35	123,000	122,850
UniCredito Italiano Bank (Ireland) PLC
	10/4/10 to 10/29/10	0.35 to 0.42	1,042,000	1,041,814
Westpac Banking Corp.
	10/18/10 to 10/25/10	0.31 to 0.52 (d)	1,386,000	1,386,000
TOTAL COMMERCIAL PAPER				12,036,265
U.S. Government and Government Agency Obligations - 0.1%

Other Government Related - 0.1%
General Electric Capital Corp. (FDIC Guaranteed)
	3/11/11	0.46 (c)	96,500	97,066
Federal Agencies - 2.0%

Federal Home Loan Bank - 2.0%
	10/12/10 to 10/3/11	0.17 to 0.40 (d)	1,396,740	1,396,275
U.S. Treasury Obligations - 5.4%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 3.7%
	11/18/10 to 3/31/11	0.18 to 0.22%	$ 2,557,625	$ 2,555,573
U.S. Treasury Notes - 1.7%
	1/31/11 to 9/30/11	0.21 to 0.48	1,156,000	1,160,319
TOTAL U.S. TREASURY OBLIGATIONS				3,715,892
Bank Notes - 0.3%

Bank of America NA
	12/13/10 to 12/14/10	0.30	248,000	248,000
Medium-Term Notes - 4.4%

Berkshire Hathaway, Inc.
	11/10/10	0.39 (d)	167,000	167,000
BNP Paribas SA
	11/15/10	0.63 (d)	130,000	130,000
BP Capital Markets PLC
	12/11/10	0.42 (d)	65,849	65,849
Commonwealth Bank of Australia
	10/5/10 to 10/14/10	0.31 (b)(d)	733,000	733,000
Metropolitan Life Global Funding I
	10/1/10	1.68 (b)(d)	63,500	63,500
Metropolitan Life Insurance Co.
	10/1/10	0.93 (d)(h)	30,000	30,000
Royal Bank of Canada
	10/1/10 to 10/15/10	0.53 to 0.70 (b)(d)	841,000	841,000
Westpac Banking Corp.
	10/15/10 to 11/12/10	0.29 to 0.54 (b)(d)	984,000	984,000
TOTAL MEDIUM-TERM NOTES				3,014,349
Municipal Securities - 2.2%

ABAG Fin. Auth. for Nonprofit Corps. Rev. Series 2009 A, LOC Bank of America NA, VRDN
10/7/10	0.26 (d)	27,865		27,865
Arizona Health Facilities Auth. Rev. Series 2008 A, LOC JPMorgan Chase Bank, VRDN
10/7/10	0.24 (d)	27,100		27,100
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series EGL 06 83 Class A, (Liquidity Facility Citibank NA)
10/7/10	0.27 (d)(f)	35,600		35,600
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. Series 2005 A, LOC JPMorgan Chase Bank, VRDN
10/7/10	0.28 (d)	8,400		8,400
California Hsg. Fin. Agcy. Rev. Series 2001 G, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
10/7/10	0.27 (d)(e)	26,465		26,465

Due Date	Yield (a)	Principal Amount (000s)		Value (000s)
California Hsg. Fin. Agcy. Rev. Series 2005 B1, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
10/7/10	0.30% (d)(e)	$ 13,785		$ 13,785
California Hsg. Fin. Agcy. Rev. Series III 2001 E, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
10/7/10	0.27 (d)(e)	19,800		19,800
California Hsg. Fin. Agcy. Rev., (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
10/7/10	0.33 (d)(e)	31,780		31,780
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Series 2010 A, LOC Bank of America NA, VRDN
10/7/10	0.26 (d)	20,495		20,495
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Series 1995 C, LOC Fannie Mae, VRDN
10/7/10	0.27 (d)(e)	38,800		38,800
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Series 2003 W, LOC Fannie Mae, VRDN
10/7/10	0.28 (d)(e)	19,500		19,500
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Series 2008 C, LOC Freddie Mac, VRDN
10/7/10	0.28 (d)(e)	9,000		9,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, LOC Fed. Home Ln. Bank Pittsburgh, VRDN
10/7/10	0.27 (d)	64,525		64,525
Chula Vista Multi-Family Hsg. Rev. Series 2006 A, LOC Fannie Mae, VRDN
10/7/10	0.29 (d)(e)	18,970		18,970
Contra Costa County Multi-family Hsg. Rev. Series 2003 F, LOC Fannie Mae, VRDN
10/7/10	0.29 (d)(e)	12,800		12,800
Elkhart County Hosp. Auth. Rev. Series 2008, LOC JPMorgan Chase Bank, VRDN
10/7/10	0.28 (d)	13,150		13,150
Fort Myers Util. Sys. Rev. Series 2009, LOC Bank of America NA, VRDN
10/7/10	0.28 (d)	25,000		25,000
Hamilton County Hosp. Facilities Rev. Series 1997 A, LOC PNC Bank NA, Pittsburgh, VRDN
10/7/10	0.27 (d)	11,100		11,100
Highlands County Health Facilities Auth. Rev., LOC Citibank NA, VRDN
10/7/10	0.27 (d)	14,700		14,700
Idaho Health Facilities Auth. Rev. Series 2009 B, LOC Harris NA, VRDN
10/7/10	0.26 (d)	18,000		18,000
Illinois Edl. Facilities Auth. Revs. Series 2000, LOC JPMorgan Chase Bank, VRDN
10/7/10	0.23 (d)	11,200		11,200
Illinois Fin. Auth. Poll. Cont. Rev. Series 2008 F, LOC JPMorgan Chase Bank, VRDN
10/7/10	0.24 (d)	10,100		10,100
Illinois Fin. Auth. Rev., LOC JPMorgan Chase Bank, VRDN
10/7/10	0.23 (d)	17,500		17,500
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Series 2002 A, LOC JPMorgan Chase Bank, VRDN
10/7/10	0.30 (d)(e)	25,000		25,000
Municipal Securities - continued
Due Date	Yield (a)	Principal Amount (000s)		Value (000s)
Indiana Fin. Auth. Health Sys. Rev. Series 2008 D, LOC Bank of America NA, VRDN
10/7/10	0.28 (d)	$ 11,500		$ 11,500
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series Solar 07 107, (Liquidity Facility U.S. Bank NA, Minnesota)
10/7/10	0.26 (d)(f)	20,680		20,680
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2002 A2, (Liquidity Facility JPMorgan Chase Bank), VRDN
10/7/10	0.25 (d)	17,200		17,200
Massachusetts Gen. Oblig. Series 1998 A, (Liquidity Facility JPMorgan Chase Bank), VRDN
10/7/10	0.30% (d)	55,700		55,700
Massachusetts Gen. Oblig. Series 2001 C, (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN
10/7/10	0.25 (d)	18,000		18,000
Monroe County Dev. Auth. Poll. Cont. Rev., LOC JPMorgan Chase Bank, VRDN
10/7/10	0.23 (d)	17,500		17,500
Nassau Health Care Corp. Rev. Series 2009 D1, LOC JPMorgan Chase Bank, VRDN
10/7/10	0.25 (d)	22,660		22,660
New Jersey Gen. Oblig. Participating VRDN Series Putters 3808, (Liquidity Facility JPMorgan Chase & Co.)
10/1/10	0.30 (d)(f)	40,000		40,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series 2006 A, LOC Fannie Mae, VRDN
10/7/10	0.25 (d)	33,000		33,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series A, LOC Fannie Mae, VRDN
10/7/10	0.30 (d)(e)	17,500		17,500
New York City Transitional Fin. Auth. Rev. Series 1999 A2, (Liquidity Facility JPMorgan Chase Bank), VRDN
10/7/10	0.23 (d)	20,600		20,600
New York Dorm. Auth. Revs. Series 2003 C, LOC JPMorgan Chase Bank, VRDN
10/7/10	0.25 (d)	9,400		9,400
New York Dorm. Auth. Revs. Series 2008 C, LOC Bank of America NA, VRDN
10/7/10	0.26 (d)	42,900		42,900
New York Hsg. Fin. Agcy. Rev. Series 2000 A, LOC Fannie Mae, VRDN
10/7/10	0.26 (d)(e)	20,800		20,800
New York Hsg. Fin. Agcy. Rev. Series 2003 A, LOC Fannie Mae, VRDN
10/7/10	0.30 (d)(e)	21,800		21,800
New York Hsg. Fin. Agcy. Rev. Series 2005 A, LOC Freddie Mac, VRDN
10/7/10	0.26 (d)(e)	31,800		31,800
New York Hsg. Fin. Agcy. Rev. Series 2007 A, LOC Bank of New York, New York, VRDN
10/7/10	0.26 (d)(e)	45,000		45,000
New York Hsg. Fin. Agcy. Rev. Series A, LOC Fannie Mae, VRDN
10/7/10	0.26 (d)(e)	18,800		18,800
New York Local Govt. Assistance Corp. Series 2008 B3V, (Liquidity Facility JPMorgan Chase Bank), VRDN
10/7/10	0.25 (d)	25,500		25,500

Due Date	Yield (a)	Principal Amount (000s)		Value (000s)
New York Local Govt. Assistance Corp. Series 2008 B7V, (Liquidity Facility JPMorgan Chase Bank), VRDN
10/7/10	0.25 (d)	$ 12,400		$ 12,400
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series Putters 3649, (Liquidity Facility JPMorgan Chase Bank)
10/7/10	0.27 (d)(f)	15,000		15,000
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2008 A1, LOC Bank of America NA, VRDN
10/7/10	0.26 (d)	8,250		8,250
North Texas Tollway Auth. Rev. Series 2009 D, LOC JPMorgan Chase Bank, VRDN
10/7/10	0.24 (d)	28,000		28,000
Northwest Texas Independent School District Participating VRDN Series Solar 06 47, (Liquidity Facility U.S. Bank NA, Minnesota)
10/7/10	0.26 (d)(f)	14,435		14,435
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2008 B, (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN
10/7/10	0.27% (d)(e)	38,900		38,900
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2008 102C, (Liquidity Facility Bank of America NA), VRDN
10/7/10	0.30 (d)(e)	39,000		39,000
Philadelphia Arpt. Rev. Series 2005 C, LOC TD Banknorth NA, VRDN
10/7/10	0.25 (d)(e)	30,875		30,875
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. Series 2007 A, LOC Wells Fargo Bank NA, VRDN
10/7/10	0.26 (d)	10,125		10,125
Pinellas County Health Facilities Auth. Rev. Series 2009 A2, LOC Northern Trust Co., VRDN
10/7/10	0.27 (d)	10,000		10,000
Port of Portland Arpt. Rev. Series Eighteen A, LOC Lloyds TSB Bank PLC, VRDN
10/7/10	0.25 (d)(e)	27,340		27,340
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2008 B, LOC Bank of America NA, VRDN
10/7/10	0.24 (d)	11,000		11,000
Riverside Ctfs. of Prtn. Series 2008, LOC Bank of America NA, VRDN
10/7/10	0.25 (d)	17,400		17,400
Saint Joseph County Hosp. Auth. Health Sys. Rev., LOC JPMorgan Chase Bank, VRDN
10/7/10	0.25 (d)	38,105		38,105
Sarasota County Pub. Hosp. District Hosp. Rev. Series 2009 B, LOC Bank of America NA, VRDN
10/7/10	0.28 (d)	31,600		31,600
South Carolina Trans. Infrastructure Bank Rev. Series 2003 B1, LOC Bank of America NA, VRDN
10/7/10	0.28 (d)	29,500		29,500
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series BA 07 1025, (Liquidity Facility Bank of America NA)
10/7/10	0.29 (d)(f)	10,000		10,000
Travis County Health Facilities Dev. Series 2008 B, LOC Bank of Scotland PLC, VRDN
10/7/10	0.24 (d)	20,600		20,600
Municipal Securities - continued
Due Date	Yield (a)	Principal Amount (000s)		Value (000s)
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, (Liquidity Facility ABN-AMRO Bank NV), VRDN
10/7/10	0.24 (d)	$ 72,745		$ 72,745
Triborough Bridge & Tunnel Auth. Revs. Series 2005 B3, (Liquidity Facility Bank of America NA), VRDN
10/7/10	0.30 (d)	10,000		10,000
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Series E, LOC JPMorgan Chase Bank, VRDN
10/7/10	0.30 (d)(e)	20,000		20,000
Winston-Salem Wtr. & Swr. Sys. Rev. Series 2002 C, (Liquidity Facility Branch Banking & Trust Co.), VRDN
10/7/10	0.26 (d)	11,300		11,300
TOTAL MUNICIPAL SECURITIES			1,517,550
Repurchase Agreements - 19.9%
	Maturity Amount (000s)
In a joint trading account at:
0.3% dated 9/30/10 due 10/1/10 (Collateralized by U.S. Government Obligations) #	$ 51,289	51,289
0.31% dated 9/30/10 due 10/1/10 (Collateralized by U.S. Government Obligations) #	4,129,262	4,129,226
With:
Banc of America Securities LLC at 0.7%, dated 9/30/10 due 10/1/10 (Collateralized by Corporate Obligations valued at $2,220,523,177, 0% - 33.31%, 1/15/11 - 3/4/53)	2,056,040	2,056,000
Barclays Capital, Inc. at:
0.32%, dated 9/30/10 due 10/1/10 (Collateralized by Corporate Obligations valued at $516,604,592, 0.51% - 9.4%, 3/1/11 - 5/9/67)	492,004	492,000
0.45%, dated 9/30/10 due 10/1/10 (Collateralized by Equity Securities valued at $324,004,090)	300,004	300,000
0.5%, dated 9/16/10 due 10/15/10 (Collateralized by Equity Securities valued at $176,076,686)	163,066	163,000
0.55%, dated 9/16/10 due 10/15/10 (Collateralized by Corporate Obligations valued at $45,160,347, 0.79% - 3.75%, 5/20/11 - 10/14/16)	43,019	43,000
1%, dated:
8/24/10 due 8/24/11 (Collateralized by Corporate Obligations valued at $238,931,940, 0.32% - 7.87%, 7/20/12 - 10/25/46)	223,241	221,000

	Maturity Amount (000s)	Value (000s)
With: - continued
Barclays Capital, Inc. at:
1%, dated:
9/9/10 due 9/8/11 (Collateralized by Mortgage Loan Obligations valued at $238,825,860, 0.41% - 1.26%, 8/25/36 - 4/25/47)	$ 223,235	$ 221,000
Credit Suisse Securities (USA) LLC at:
0.28%, dated 9/30/10 due 10/1/10 (Collateralized by U.S. Government Obligations valued at $67,981,670, 0% - 5.5%, 1/1/29 - 7/15/36)	66,001	66,000
0.33%, dated 9/30/10 due 10/1/10 (Collateralized by Equity Securities valued at $2,512,173,401)	2,326,021	2,326,000
Deutsche Bank Securities, Inc. at:
0.24%, dated 8/17/10 due 11/15/10 (Collateralized by U.S. Government Obligations valued at $589,736,868, 2.75% - 8%, 8/20/25 - 6/15/40)	578,347	578,000
0.41%, dated 9/28/10 due:
12/23/10 (Collateralized by Corporate Obligations valued at $83,162,841, 0.33% - 12.25%, 8/1/11 - 3/20/47)	77,075	77,000
12/30/10 (Collateralized by Mortgage Loan Obligations valued at $96,139,868, 0.57% - 6.75%, 7/15/11 - 6/25/37)	89,094	89,000
0.45%, dated:
8/9/10 due 11/8/10 (Collateralized by Corporate Obligations valued at $58,452,894, 0.51% - 7.38%, 5/15/11 - 6/1/56)	54,061	54,000
8/16/10 due 11/16/10 (Collateralized by Corporate Obligations valued at $59,313,843, 0.32% - 12.25%, 5/23/11 - 6/1/56)	55,063	55,000
8/30/10 due 11/29/10 (Collateralized by Corporate Obligations valued at $117,938,959, 0.41% - 7.5%, 3/15/11 - 9/25/37)	109,124	109,000
9/8/10 due 12/7/10 (Collateralized by Corporate Obligations valued at $118,798,151, 0.34% - 11.25%, 8/1/11 - 4/25/47)	110,124	110,000
0.5%, dated:
7/15/10 due 10/13/10 (Collateralized by Corporate Obligations valued at $108,192,717, 0% - 12.25%, 2/1/11 - 9/1/47)	100,125	100,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at:
0.5%, dated:
7/20/10 due 10/18/10 (Collateralized by Corporate Obligations valued at $54,170,998, 0.42% - 11.5%, 2/1/11 - 9/25/37)	$ 50,063	$ 50,000
7/23/10 due 10/21/10 (Collateralized by Mortgage Loan Obligations valued at $111,775,613, 0.37% - 10.13%, 3/2/11 - 1/15/67)	103,129	103,000
7/27/10 due 10/25/10 (Collateralized by Corporate Obligations valued at $111,341,970, 0.39% - 13%, 2/1/11 - 9/1/47)	103,129	103,000
9/14/10 due 11/15/10 (Collateralized by Corporate Obligations valued at $73,458,238, 0%, 8/31/19)	68,059	68,000
0.55%, dated:
6/30/10 due 10/1/10 (Collateralized by Mortgage Loan Obligations valued at $61,175,209, 0.52% - 52.45%, 9/15/16 - 11/20/48)	50,071	50,000
7/7/10 due 10/5/10 (Collateralized by Corporate Obligations valued at $111,121,595, 0.17% - 37.46%, 6/20/14 - 12/12/44)	103,142	103,000
Goldman Sachs & Co. at 0.3%, dated 9/30/10 due 10/7/10 (Collateralized by Commercial Paper Obligations valued at $57,680,481, 10/27/10 - 12/15/10) (d)(g)	56,003	56,000
ING Financial Markets LLC at:
0.24%, dated 8/17/10 due 11/15/10 (Collateralized by U.S. Government Obligations valued at $313,232,395, 2.35% - 6.3%, 10/1/32 - 7/1/40)	307,184	307,000
0.25%, dated 10/1/10 due 4/1/11 (Collateralized by U.S. Government Obligations valued at $108,151,801, 0.5% - 1.16%, 12/25/31 - 8/25/37)	105,133	105,000
0.28%, dated:
8/17/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $316,319,565, 0.56% - 6%, 9/25/20 - 10/15/46)	307,415	307,000

	Maturity Amount (000s)	Value (000s)
With: - continued
ING Financial Markets LLC at:
0.28%, dated:
9/2/10 due 3/1/11 (Collateralized by U.S. Government Obligations valued at $60,193,123, 4.5% - 6.5%, 2/1/36 - 8/1/40)	$ 59,083	$ 59,000
RBS Securities, Inc. at:
0.67%, dated 9/17/10 due 10/18/10 (Collateralized by Corporate Obligations valued at $374,870,211, 0.28% - 10.4%, 5/21/12 - 3/17/51)	348,201	348,000
0.76%, dated 8/5/10 due 8/5/11 (Collateralized by Mortgage Loan Obligations valued at $237,600,236, 0% - 6.89%, 4/25/35 - 3/18/49) (d)(g)	221,695	220,000
UBS Securities LLC at:
0.4%, dated 8/27/10 due 11/29/10 (Collateralized by Corporate Obligations valued at $46,217,503, 1.5% - 8.38%, 3/1/13 - 3/1/39)	44,046	44,000
0.44%, dated 8/16/10 due 11/15/10 (Collateralized by Corporate Obligations valued at $86,179,583, 0.01% - 0.91%, 7/25/18 - 4/15/22)	82,091	82,000
0.45%, dated:
8/19/10 due 11/17/10 (Collateralized by Corporate Obligations valued at $47,544,970, 0% - 9.5%, 4/15/11 - 10/15/39)	44,050	44,000
9/14/10 due 12/13/10 (Collateralized by Corporate Obligations valued at $73,462,640, 0% - 7.25%, 10/15/11 - 6/15/38)	68,077	68,000
0.5%, dated:
8/9/10 due 11/8/10 (Collateralized by Corporate Obligations valued at $115,631,837, 0.02% - 0.05%, 10/15/19 - 4/15/21)	110,139	110,000
8/10/10 due 11/8/10 (Collateralized by Corporate Obligations valued at $36,749,201, 0% - 6.5%, 3/15/11 - 7/20/31)	34,043	34,000
0.53%, dated 8/4/10 due 11/2/10 (Collateralized by Corporate Obligations valued at $47,568,352, 3.09% - 14%, 6/6/11 - 6/15/43)	44,058	44,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
UBS Securities LLC at:
0.58%, dated 7/29/10 due 10/27/10 (Collateralized by Corporate Obligations valued at $92,981,668, 5.25% - 14%, 11/1/10 - 9/15/36)	$ 86,124	$ 86,000
0.66%, dated 7/12/10 due 10/8/10 (Collateralized by Corporate Obligations valued at $64,171,297, 0.03% - 0.06%, 6/15/18 - 10/15/19)	61,098	61,000
0.71%, dated 7/12/10 due 10/8/10 (Collateralized by Corporate Obligations valued at $44,353,125, 0% - 1.13%, 10/15/19 - 7/20/51)	41,071	41,000
TOTAL REPURCHASE AGREEMENTS		13,733,515
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $70,745,101)	70,745,101
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(1,615,637)
NET ASSETS - 100%	$ 69,129,464
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,621,500,000 or 3.8% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $97,066,000 or 0.1% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) The maturity amount is based on the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,000,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.93%, 10/1/10	3/26/02	$ 30,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$51,289,000 due 10/01/10 at 0.30%
Banc of America Securities LLC	$ 21,371
Barclays Capital, Inc.	12,822
UBS Securities LLC	17,096
$ 51,289
$4,129,226,000 due 10/01/10 at 0.31%
BNP Paribas Securities Corp.	$ 225,825
Banc of America Securities LLC	169,279
Bank of America NA	642,530
Barclays Capital, Inc.	70,570
Citibank NA	28,228
Citigroup Global Markets, Inc.	225,825
Credit Agricole Securities (USA) Inc.	112,913
Deutsche Bank Securities, Inc.	525,044
Goldman, Sachs & Co.	79,039
HSBC Securities (USA), Inc.	225,825
J.P. Morgan Securities, Inc.	726,073
Merrill Lynch Government Securities, Inc.	101,621
Morgan Stanley & Co., Inc.	84,684
RBC Capital Markets Corp.	228,648
RBS Securities, Inc.	112,913
UBS Securities LLC	214,534
Wells Fargo Securities LLC	355,675
$ 4,129,226
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2010 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $13,733,515) - See accompanying schedule: Unaffiliated issuers (cost $70,745,101)		$ 70,745,101
Cash		375
Receivable for fund shares sold		15,913
Interest receivable		26,725
Receivable from investment adviser for expense reductions		1,528
Other receivables		132
Total assets		70,789,774

Liabilities
Payable for investments purchased	$ 1,640,613
Payable for fund shares redeemed	1,422
Distributions payable	6,257
Accrued management fee	8,253
Distribution and service plan fees payable	670
Other affiliated payables	2,727
Other payables and accrued expenses	368
Total liabilities		1,660,310

Net Assets		$ 69,129,464
Net Assets consist of:
Paid in capital		$ 69,128,101
Undistributed net investment income		10
Accumulated undistributed net realized gain (loss) on investments		1,353
Net Assets		$ 69,129,464

Class I: Net Asset Value, offering price and redemption price per share ($24,925,103 ÷ 24,922,532 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($988,942 ÷ 988,691 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($2,730,134 ÷ 2,730,377 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($140,911 ÷ 140,899 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($723,901 ÷ 723,841 shares)		$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($39,620,473 ÷ 39,616,619 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2010 (Unaudited)

Investment Income
Interest		$ 139,682

Expenses
Management fee	$ 47,948
Transfer agent fees	15,163
Distribution and service plan fees	4,652
Accounting fees and expenses	1,130
Custodian fees and expenses	449
Independent trustees' compensation	131
Audit	25
Legal	72
Interest	1
Miscellaneous	97
Total expenses before reductions	69,668
Expense reductions	(8,308)	61,360
Net investment income		78,322
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,258
Net increase in net assets resulting from operations		$ 79,580

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 78,322	$ 156,754
Net realized gain (loss)	1,258	4,970
Net increase in net assets resulting from operations	79,580	161,724
Distributions to shareholders from net investment income	(78,312)	(156,764)
Share transactions - net increase (decrease)	(3,621,916)	42,588,910
Total increase (decrease) in net assets	(3,620,648)	42,593,870

Net Assets
Beginning of period	72,750,112	30,156,242
End of period (including undistributed net investment income of $10 and undistributed net investment income of $0, respectively)	$ 69,129,464	$ 72,750,112

Financial Highlights - Class I

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.003	.022	.049	.051	.036
Distributions from net investment income	(.001)	(.003)	(.022)	(.049)	(.051)	(.036)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.10%	.33%	2.23%	4.96%	5.22%	3.67%
Ratios to Average Net Assets D
Expenses before reductions	.21% A	.22%	.23%	.22%	.23%	.23%
Expenses net of fee waivers, if any	.20% A	.21%	.22%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.21%	.22%	.20%	.20%	.20%
Net investment income	.21% A	.29%	2.14%	4.84%	5.09%	3.70%
Supplemental Data
Net assets, end of period (in millions)	$ 24,925	$ 30,823	$ 11,953	$ 7,810	$ 9,075	$ 8,819

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- E	.002	.021	.047	.049	.035
Distributions from net investment income	- E	(.002)	(.021)	(.047)	(.049)	(.035)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.03%	.19%	2.08%	4.81%	5.06%	3.52%
Ratios to Average Net Assets D
Expenses before reductions	.36% A	.37%	.38%	.37%	.38%	.38%
Expenses net of fee waivers, if any	.35% A	.35%	.37%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.37%	.35%	.35%	.35%
Net investment income	.06% A	.14%	1.99%	4.72%	4.94%	3.55%
Supplemental Data
Net assets, end of period (in millions)	$ 989	$ 959	$ 1,475	$ 1,363	$ 1,152	$ 1,706

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

Financial Highlights - Class III

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- E	.001	.020	.046	.048	.034
Distributions from net investment income	- E	(.001)	(.020)	(.046)	(.048)	(.034)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.13%	1.98%	4.70%	4.96%	3.41%
Ratios to Average Net Assets D
Expenses before reductions	.45% A	.47%	.48%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.40% A	.42%	.47%	.45%	.45%	.45%
Expenses net of all reductions	.40% A	.42%	.47%	.45%	.45%	.45%
Net investment income	.01% A	.07%	1.89%	4.60%	4.84%	3.45%
Supplemental Data
Net assets, end of period (in millions)	$ 2,730	$ 2,851	$ 3,539	$ 2,911	$ 3,053	$ 2,549

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class IV

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- G	- G	.017	.011
Distributions from net investment income	- G	- G	(.017)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.04%	1.72%	1.10%
Ratios to Average Net Assets F
Expenses before reductions	.71% A	.72%	.73%	.73% A
Expenses net of fee waivers, if any	.40% A	.49%	.72%	.70% A
Expenses net of all reductions	.40% A	.49%	.72%	.70% A
Net investment income	.01% A	-% D	1.64%	3.54% A
Supplemental Data
Net assets, end of period (in millions)	$ 141	$ 272	$ 67	$ 1

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Amount represents less than .01%.

E For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

Financial Highlights - Select Class

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.003	.022	.048	.050	.036
Distributions from net investment income	(.001)	(.003)	(.022)	(.048)	(.050)	(.036)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.08%	.28%	2.18%	4.91%	5.17%	3.62%
Ratios to Average Net Assets D
Expenses before reductions	.26% A	.27%	.28%	.27%	.28%	.28%
Expenses net of fee waivers, if any	.25% A	.26%	.27%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.26%	.27%	.25%	.25%	.25%
Net investment income	.16% A	.24%	2.09%	4.76%	5.04%	3.65%
Supplemental Data
Net assets, end of period (in millions)	$ 724	$ 752	$ 600	$ 501	$ 381	$ 132

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.004	.023	.013
Distributions from net investment income	(.001)	(.004)	(.023)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.13%	.39%	2.29%	1.27%
Ratios to Average Net Assets E
Expenses before reductions	.18% A	.19%	.20%	.19% A
Expenses net of fee waivers, if any	.14% A	.15%	.16%	.14% A
Expenses net of all reductions	.14% A	.15%	.16%	.14% A
Net investment income	.27% A	.35%	2.20%	4.02% A
Supplemental Data
Net assets, end of period (in millions)	$ 39,620	$ 37,092	$ 12,523	$ 7,174

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 9/30/10	% of fund's investments 3/31/10	% of fund's investments 9/30/09
0 - 30	53.6	43.9	43.0
31 - 90	31.6	31.0	32.5
91 - 180	12.0	15.2	14.1
181 - 397	2.8	9.9	10.4
Weighted Average Maturity
	9/30/10	3/31/10	9/30/09
Money Market Portfolio	49 Days	71 Days	67 Days
All Taxable Money Market Funds Average *	44 Days	44 Days	51 Days

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. WAM for money market funds can be used as a measure of sensitivity to interest rate changes. Generally, the longer the maturity, the greater the sensitivity. WAM for money market funds is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening devices such as demand features and interest rate resets.

Weighted Average Life
	9/30/10	3/31/10	9/30/09
Money Market Portfolio	82 Days	n/a**	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
Corporate Bonds 0.1%	Corporate Bonds 0.2%
Commercial Paper 17.3%	Commercial Paper 13.7%
Bank CDs, BAs, TDs, and Notes 59.3%	Bank CDs, BAs, TDs, and Notes 62.1%
Government Securities † 7.0%	Government Securities † 18.1%
Repurchase Agreements 18.7%	Repurchase Agreements 7.8%
Other Investments 0.0%	Other Investments 0.0%
Net Other Assets*** (2.4)%	Net Other Assets *** (1.8)%

* Source: iMoneyNet, Inc.

** Information not available

*** Net Other Assets are not included in the pie chart.

† Includes FDIC Guaranteed Corporate Securities.

Semiannual Report

Money Market Portfolio

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC Taxable VRDN LOC Wells Fargo Bank NA
	10/7/10	0.30% (d)	$ 67,000	$ 67,000
Certificates of Deposit - 51.7%

London Branch, Eurodollar, Foreign Banks - 14.8%
Bank of Montreal
	10/12/10	0.42	105,000	105,000
Commerzbank AG
	11/16/10 to 11/29/10	0.46 to 0.50	1,039,000	1,039,015
Credit Agricole SA
	10/12/10 to 1/4/11	0.36 to 0.70 (d)	2,632,000	2,632,000
Credit Industriel et Commercial
	11/5/10 to 12/8/10	0.40 to 0.52	1,358,000	1,358,000
Danske Bank AS
	12/3/10 to 12/15/10	0.33 to 0.34	522,000	522,000
HSBC Bank PLC
	11/22/10 to 8/29/11	0.50 to 0.72	673,000	673,000
ING Bank NV
	12/2/10 to 1/7/11	0.30	1,628,000	1,628,000
Landesbank Hessen-Thuringen
	10/4/10 to 12/20/10	0.52 to 0.68	559,000	559,000
National Australia Bank Ltd.
	10/19/10 to 12/31/10	0.32 to 0.40	639,000	639,000
Societe Generale
	11/19/10	0.35	409,000	409,000
				9,564,015
New York Branch, Yankee Dollar, Foreign Banks - 36.9%
Banco Bilbao Vizcaya Argentaria SA New York Branch
	10/7/10 to 10/26/10	0.41 to 0.56 (d)	467,000	467,000
Bank of Montreal
	10/18/10 to 10/25/10	0.27 to 0.41 (d)	437,000	437,000
Bank of Nova Scotia
	10/6/10 to 11/16/10	0.27 to 0.45 (d)	1,585,000	1,585,000
Bank of Tokyo-Mitsubishi
	10/8/10 to 2/11/11	0.28 to 0.62	2,415,000	2,415,000
Barclays Bank PLC New York Branch
	10/8/10 to 10/18/10	0.42 to 0.48 (d)	792,000	792,000
BNP Paribas New York Branch
	11/2/10 to 3/22/11	0.44 to 0.59	3,134,000	3,134,001

	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Canadian Imperial Bank of Commerce New York Branch
	10/1/10 to 11/4/10	0.26 to 0.42% (d)	$ 1,625,000	$ 1,625,004
Canadian Imprl Bank Communication New York Brh
	9/13/11	0.50	224,000	224,000
Commerzbank AG New York Branch
	10/1/10 to 10/21/10	0.46 to 0.48 (d)	612,000	612,000
Credit Agricole CIB
	10/8/10 to 12/9/10	0.50 to 0.70	671,000	671,000
Credit Industriel et Commercial
	12/9/10	0.40	184,000	184,000
DZ Bank
	10/12/10 to 11/9/10	0.41 to 0.50	724,000	723,998
Intesa Sanpaolo SpA New York Branch
	1/4/11	0.35	205,000	205,000
KBC Bank NV
	10/13/10	0.40	336,000	336,000
Lloyds TSB Bank PLC New York Branch
	10/18/10	0.30	83,000	83,009
Natixis New York Branch
	10/7/10 to 12/22/10	0.41 to 1.79 (d)	1,659,000	1,659,000
Nordea Bank Finland PLC
	1/11/11	0.60	105,000	105,000
Rabobank Nederland
	10/5/10 to 10/29/10	0.26 (d)	1,162,000	1,162,000
Rabobank Nederland New York Branch
	10/4/10 to 9/12/11	0.26 to 0.50 (d)	1,925,000	1,925,000
Royal Bank of Canada
	10/1/10	0.85 (d)	383,000	383,000
Royal Bank of Canada New York Branch
	10/12/10 to 10/29/10	0.26 (d)	219,000	219,000
Royal Bank of Scotland NV Chicago Branch
	12/15/10	0.35	337,000	337,000
Royal Bank of Scotland PLC Connecticut Branch
	10/14/10 to 11/23/10	0.44 to 0.55 (d)	979,000	979,000
Skandinaviska Enskilda Banken New York Branch
	10/13/10	0.37	315,000	315,000
Societe Generale
	11/5/10 to 12/8/10	0.31 to 1.33 (d)	614,000	614,000
Sumitomo Mitsui Banking Corp.
	10/5/10 to 12/15/10	0.29 to 0.30	1,457,000	1,457,000
Toronto-Dominion Bank
	10/5/10 to 10/29/10	0.26 (d)	220,000	220,000
Certificates of Deposit - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Toronto-Dominion Bank New York Branch
	10/4/10 to 12/20/10	0.26 to 0.50% (d)	$ 562,000	$ 562,000
UBS AG
	11/5/10	0.59	504,000	504,000
				23,935,012
TOTAL CERTIFICATES OF DEPOSIT				33,499,027
Commercial Paper - 17.3%

Abbott Laboratories
	10/26/10	0.57 (d)	297,000	297,000
Banco Bilbao Vizcaya Argentaria SA (London Branch)
	10/1/10	0.35	81,000	81,000
Canadian Imperial Holdings, Inc.
	10/12/10	0.26 (d)	96,000	96,000
Commerzbank U.S. Finance, Inc.
	10/22/10 to 1/4/11	0.42 to 0.60	1,214,000	1,213,311
Commonwealth Bank of Australia
	12/2/10 to 12/22/10	0.33 to 0.35 (d)	397,000	396,989
Dakota Notes (Citibank Credit Card Issuance Trust)
	10/5/10 to 10/7/10	0.53	121,000	120,992
Danske Corp.
	11/5/10 to 11/15/10	0.33 to 0.40	498,000	497,812
DnB NOR Bank ASA
	1/5/11 to 3/7/11	0.35 to 0.62	303,000	302,525
Groupe BPCE
	10/7/10 to 10/29/10	0.57 to 0.58	554,000	553,782
Hannover Funding Co. LLC (Liquidity Facility Norddeutsche Landesbank Girozentrale) (Liquidity Facility U.S. Bank NA, Minnesota)
	10/1/10 to 11/1/10	0.40 to 0.42	268,000	267,958
Intesa Funding LLC
	12/7/10 to 12/20/10	0.35	519,000	518,648
Landesbank Hessen-Thuringen
	10/6/10 to 12/20/10	0.52 to 0.53	367,000	366,861
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
	10/18/10	0.30	25,000	24,996
Natexis Banques Populaires U.S. Finance Co. LLC
	10/19/10 to 12/20/10	0.40 to 0.60	1,127,000	1,126,302
Nationwide Building Society
	10/13/10 to 11/18/10	0.40 to 0.53	259,000	258,917
Nordea North America, Inc.
	11/4/10 to 3/1/11	0.35 to 0.60	469,000	468,504

	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Novartis Finance Corp.
	1/18/11 to 2/23/11	0.30 to 0.36%	$ 235,000	$ 234,718
Santander Finance, Inc.
	12/3/10	0.39	367,000	366,761
Skandinaviska Enskilda Banken AB
	10/6/10 to 11/3/10	0.35 to 0.40	294,000	293,935
Societe Generale North America, Inc.
	10/19/10	0.51	487,000	486,876
Sumitomo Trust & Banking Co. Ltd. New York Branch
	11/29/10 to 12/13/10	0.35	223,000	222,858
Swedbank AB
	11/3/10 to 11/5/10	0.31	361,000	360,895
Total Capital Canada Ltd.
	6/22/11	0.43	62,000	61,804
Toyota Motor Credit Corp.
	2/3/11	0.35	118,000	117,857
UniCredito Italiano Bank (Ireland) PLC
	10/4/10 to 10/29/10	0.35 to 0.42	996,000	995,824
Westpac Banking Corp.
	10/18/10 to 10/25/10	0.31 to 0.52 (d)	1,447,000	1,447,000
TOTAL COMMERCIAL PAPER				11,180,125
U.S. Government and Government Agency Obligations - 0.1%
Other Government Related - 0.1%
General Electric Capital Corp. (FDIC Guaranteed)
	3/11/11	0.46 (c)	93,000	93,546
Federal Agencies - 2.3%
Federal Home Loan Bank - 2.3%
	10/15/10 to 10/3/11	0.18 to 0.52 (d)	1,492,095	1,491,713
U.S. Treasury Obligations - 4.6%
U.S. Treasury Bills - 3.5%
	10/7/10 to 3/31/11	0.19 to 0.41	2,253,000	2,251,181
U.S. Treasury Notes - 1.1%
	1/31/11 to 9/30/11	0.21 to 0.48	706,500	709,899
TOTAL U.S. TREASURY OBLIGATIONS				2,961,080
Bank Notes - 0.4%
Bank of America NA
	12/13/10	0.30	231,000	231,000
Medium-Term Notes - 5.7%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Berkshire Hathaway, Inc.
	11/10/10	0.39% (d)	$ 165,000	$ 165,000
BNP Paribas SA
	11/15/10	0.63 (d)	268,000	268,000
BP Capital Markets PLC
	12/11/10	0.42 (d)	148,160	148,160
Commonwealth Bank of Australia
	10/5/10 to 10/14/10	0.31 (b)(d)	826,000	826,000
Metropolitan Life Global Funding I
	10/1/10	1.68 (b)(d)	100,000	100,000
Metropolitan Life Insurance Co.
	10/1/10	0.93 (d)(h)	65,000	65,000
Royal Bank of Canada
	10/1/10 to 10/15/10	0.53 to 0.70 (b)(d)	1,005,000	1,005,000
Westpac Banking Corp.
	10/15/10 to 11/12/10	0.29 to 0.54 (b)(d)	1,130,000	1,130,000
TOTAL MEDIUM-TERM NOTES				3,707,160
Municipal Securities - 1.5%

Allen County Hosp. Facilities Rev. Series 2010 D, LOC JPMorgan Chase Bank, VRDN
10/7/10	0.27 (d)	23,000		23,000
Cleveland Wtrwks. Rev. Series 2008 Q, LOC Bank of America NA, VRDN
10/7/10	0.26 (d)	48,700		48,700
District of Columbia Rev. Series 2008, LOC JPMorgan Chase Bank, VRDN
10/7/10	0.25 (d)	37,065		37,065
Fredericksburg Eco Dev. Auth. LOC Bank of America NA, VRDN
10/7/10	0.28 (d)	70,780		70,780
Highlands County Health Facilities Auth. Rev. LOC Citibank NA, VRDN
10/7/10	0.27 (d)	24,725		24,725
Illinois Fin. Auth. Rev. Series 2008 C, LOC JPMorgan Chase Bank, VRDN
10/7/10	0.33 (d)	14,900		14,900
Illinois Fin. Auth. Rev. LOC JPMorgan Chase Bank, VRDN
10/7/10	0.28 (d)	40,600		40,600
Indiana Dev. Fin. Auth. Envir. Rev. Series 2009 A3, LOC Bank of America NA, VRDN
10/7/10	0.28 (d)	30,000		30,000
Indiana Fin. Auth. Health Sys. Rev. Series 2008 B, LOC JPMorgan Chase Bank, VRDN
10/7/10	0.26 (d)	10,900		10,900
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series Solar 07 63 (Liquidity Facility U.S. Bank NA, Minnesota)
10/7/10	0.26 (d)(f)	15,295		15,295
Louisiana Pub. Facilities Auth. Hosp. Rev. Series 2005 B, LOC JPMorgan Chase Bank, VRDN
10/7/10	0.27 (d)	25,000		25,000
Louisiana Pub. Facilities Auth. Rev. Series 2008 B, LOC JPMorgan Chase Bank, VRDN
10/7/10	0.27 (d)	14,900		14,900

Due Date	Yield (a)	Principal Amount (000s)		Value (000s)
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2005, LOC Bank of America NA, VRDN
10/7/10	0.28% (d)	$ 13,725		$ 13,725
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating (Liquidity Facility Wells Fargo & Co.) VRDN Series PT 4368
10/7/10	0.27 (d)(f)	10,060		10,060
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 A6, LOC Bank of America NA, VRDN
10/7/10	0.24 (d)	20,730		20,730
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Series 2005 A1, LOC Bank of America NA, VRDN
10/7/10	0.27 (d)	9,100		9,100
Moffat County Poll. Cont. Rev. LOC Bank of America NA, VRDN
10/7/10	0.28 (d)	11,175		11,175
Monroe County Dev. Auth. Poll. Cont. Rev. LOC JPMorgan Chase Bank, VRDN
10/7/10	0.23 (d)	12,000		12,000
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2010 A, LOC Bank of America NA, VRDN
10/7/10	0.26 (d)	30,000		30,000
New York Dorm. Auth. Revs. Series 2008 C, LOC Bank of America NA, VRDN
10/7/10	0.26 (d)	29,350		29,350
New York Hsg. Fin. Agcy. Rev. Series 1997 A, LOC Fannie Mae, VRDN
10/7/10	0.30 (d)(e)	62,700		62,700
New York Hsg. Fin. Agcy. Rev. Series 1999 A, LOC Fannie Mae, VRDN
10/7/10	0.26 (d)(e)	33,700		33,700
New York Hsg. Fin. Agcy. Rev. Series 2005 A, LOC Freddie Mac, VRDN
10/7/10	0.26 (d)(e)	13,000		13,000
New York Hsg. Fin. Agcy. Rev. Series A, LOC Fannie Mae, VRDN
10/7/10	0.26 (d)(e)	9,900		9,900
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2008 A1, LOC Branch Banking & Trust Co., VRDN
10/7/10	0.26 (d)	43,500		43,500
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2008 A2, LOC Branch Banking & Trust Co., VRDN
10/7/10	0.26 (d)	12,200		12,200
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2008 B, LOC Branch Banking & Trust Co., VRDN
10/7/10	0.25 (d)	10,000		10,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2008 A, LOC JPMorgan Chase Bank, VRDN
10/7/10	0.23 (d)	18,040		18,040
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 B3, LOC Bank of America NA, VRDN
10/7/10	0.26 (d)	42,900		42,900
Port of Portland Arpt. Rev. Series Eighteen A, LOC Lloyds TSB Bank PLC, VRDN
10/7/10	0.25 (d)(e)	9,800		9,800
Riverside County Ctfs. of Prtn. LOC Bank of America NA, VRDN
10/7/10	0.25 (d)	22,185		22,185
Sacramento Muni. Util. District Elec. Rev. Series 2008 K, LOC Bank of America NA, VRDN
10/7/10	0.23 (d)	40,000		40,000
Municipal Securities - continued
Due Date	Yield (a)	Principal Amount (000s)		Value (000s)
Saint Joseph County Hosp. Auth. Health Sys. Rev. LOC JPMorgan Chase Bank, VRDN
10/7/10	0.25% (d)	$ 19,280		$ 19,280
San Diego Hsg. Auth. Multi-family Hsg. Rev. Series 2007 F, LOC Freddie Mac, VRDN
10/7/10	0.28 (d)(e)	37,500		37,500
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A3, LOC JPMorgan Chase Bank, VRDN
10/7/10	0.26 (d)(e)	14,000		14,000
Simi Valley Multi-family Hsg. Rev. Series A, LOC Fannie Mae, VRDN
10/7/10	0.29 (d)(e)	17,500		17,500
South Carolina Trans. Infrastructure Bank Rev. Series 2003 B2, LOC Branch Banking & Trust Co., VRDN
10/7/10	0.26 (d)	23,800		23,800
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Series 2008 1, LOC Bank of America NA, VRDN
10/7/10	0.27 (d)	10,900		10,900
Texas Gen. Oblig. Series A, VRDN
10/7/10	0.24 (d)(e)	25,180		25,180
Univ. of California Revs. Participating VRDN Putters 3668Z (Liquidity Facility JPMorgan Chase Bank)
10/7/10	0.27 (d)(f)	10,000		10,000
TOTAL MUNICIPAL SECURITIES			968,090
Repurchase Agreements - 18.7%
	Maturity Amount (000s)
In a joint trading account at:
0.3% dated 9/30/10 due 10/1/10 (Collateralized by U.S. Government Obligations) #	$ 29,960	29,960
0.31% dated 9/30/10 due 10/1/10 (Collateralized by U.S. Government Obligations) #	3,027,587	3,027,561
With:
Banc of America Securities LLC at:
0.43%, dated 9/30/10 due 10/1/10 (Collateralized by Corporate Obligations valued at $840,010,034, 0% - 6.22%, 12/15/16 - 9/20/56)	800,010	800,000
0.7%, dated 9/30/10 due 10/1/10 (Collateralized by Mortgage Loan Obligations valued at $511,929,954, 0.36% - 6.88%, 2/15/17 - 9/25/47)	474,009	474,000
Barclays Capital, Inc. at:
0.32%, dated 9/30/10 due 10/1/10 (Collateralized by Corporate Obligations valued at $239,402,129, 0.57% - 9.88%, 2/22/11 - 9/1/40)	228,002	228,000

	Maturity Amount (000s)	Value (000s)
0.5%, dated 9/16/10 due 10/15/10 (Collateralized by Equity Securities valued at $169,595,335)	$ 157,063	$ 157,000
0.55%, dated 9/16/10 due 10/15/10 (Collateralized by Corporate Obligations valued at $44,110,147, 0.79% - 6.46%, 10/14/16 - 12/14/18)	42,019	42,000
0.65%, dated 9/30/10 due 10/1/10 (Collateralized by Corporate Obligations valued at $1,338,941,975, 0.25% - 8%, 10/14/10 - 1/1/49)	1,242,022	1,242,000
1%, dated:
8/24/10 due 8/24/11 (Collateralized by Mortgage Loan Obligations valued at $222,714,840, 0% - 7%, 12/1/17 - 4/10/49)	208,089	206,000
9/9/10 due 9/8/11 (Collateralized by Mortgage Loan Obligations valued at $223,696,620, 0.37% - 7.71%, 3/18/13 - 6/25/47)	209,093	207,000
Citigroup Global Markets, Inc. at 0.6%, dated 9/30/10 due 10/1/10 (Collateralized by Corporate Obligations valued at $27,000,450, 0.51% - 16.87%, 11/26/11 - 7/30/52)	25,000	25,000
Credit Suisse Securities (USA) LLC at:
0.28%, dated 9/30/10 due 10/1/10 (Collateralized by U.S. Government Obligations valued at $112,270,454, 0%, 9/1/23 - 5/1/40)	109,001	109,000
0.33%, dated 9/30/10 due 10/1/10 (Collateralized by Equity Securities valued at $1,526,096,913)	1,413,013	1,413,000
Deutsche Bank Securities, Inc. at:
0.24%, dated 8/17/10 due 11/15/10 (Collateralized by U.S. Government Obligations valued at $559,127,688, 3.5% - 6.5%, 8/15/25 - 9/1/40)	548,329	548,000
0.41%, dated 9/28/10 due:
12/23/10 (Collateralized by Corporate Obligations valued at $78,742,694, 0.47% - 11.75%, 3/15/12 - 2/20/47)	73,071	73,000
12/30/10 (Collateralized by Corporate Obligations valued at $90,723,100, 0.39% - 11.63%, 11/1/14 - 5/25/37)	84,089	84,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
0.45%, dated:
8/9/10 due 11/8/10 (Collateralized by Corporate Obligations valued at $54,819,430, 0.47% - 10.13%, 5/15/11 - 1/15/67)	$ 51,058	$ 51,000
8/16/10 due 11/16/10 (Collateralized by Corporate Obligations valued at $56,182,182, 0.53% - 11.63%, 5/24/11 - 6/1/56)	52,060	52,000
8/30/10 due 11/29/10 (Collateralized by Corporate Obligations valued at $112,340,982, 0.31% - 12.5%, 2/1/11 - 1/15/67)	104,118	104,000
9/8/10 due 12/7/10 (Collateralized by Corporate Obligations valued at $112,352,293, 0.42% - 11.63%, 11/1/10 - 6/1/56)	104,117	104,000
0.5%, dated:
7/15/10 due 10/13/10 (Collateralized by Corporate Obligations valued at $113,263,450, 0% - 12.5%, 2/1/11 - 12/21/65)	105,131	105,000
7/20/10 due 10/18/10 (Collateralized by Corporate Obligations valued at $56,085,496, 0.53% - 13.5%, 7/15/11 - 6/1/56)	52,065	52,000
7/23/10 due 10/21/10 (Collateralized by Corporate Obligations valued at $111,828,908, 0% - 12.25%, 10/1/10 - 9/25/46)	104,130	104,000
7/27/10 due 10/25/10 (Collateralized by Corporate Obligations valued at $112,570,127, 0% - 12.25%, 2/1/11 - 6/1/56)	104,130	104,000
9/14/10 due 11/15/10 (Collateralized by Corporate Obligations valued at $71,917,278, 2.5% - 8%, 10/15/10 - 4/1/27)	62,053	62,000
0.55%, dated:
6/30/10 due 10/1/10 (Collateralized by Corporate Obligations valued at $57,285,892, 0.42% - 38.06%, 11/1/10 - 11/20/48)	52,074	52,000

	Maturity Amount (000s)	Value (000s)
7/7/10 due 10/5/10 (Collateralized by Mortgage Loan Obligations valued at $114,580,602, 0.4% - 13.5%, 7/15/11 - 12/10/49)	$ 106,146	$ 106,000
Goldman Sachs & Co. at 0.3%, dated 9/30/10 due 10/7/10 (Collateralized by Commercial Paper Obligations valued at $54,590,455, 10/6/10 - 11/10/10) (d)(g)	53,003	53,000
ING Financial Markets LLC at:
0.25%, dated 10/1/10 due 4/1/11 (Collateralized by Mortgage Loan Obligations valued at $102,574,526, 3.5% - 6%, 4/25/19 - 12/25/39)	100,126	100,000
0.36%, dated 9/8/10 due 10/8/10 (Collateralized by Corporate Obligations valued at $79,820,124, 3.13% - 10.25%, 3/1/11 - 9/1/39)	76,023	76,000
0.37%, dated 9/22/10 due 10/22/10 (Collateralized by Corporate Obligations valued at $38,854,293, 5.7% - 6.4%, 8/28/17 - 2/15/18)	37,011	37,000
J.P. Morgan Clearing Corp. at 0.75%, dated 9/7/10 due 3/7/11 (Collateralized by Equities Securities valued at $188,137,501)	173,652	173,000
J.P. Morgan Securities, Inc. at:
0.47%, dated 9/30/10 due 10/1/10 (Collateralized by U.S. Government Obligations valued at $635,510,022, 0% - 9.5%, 2/1/18 - 10/1/40)	617,008	617,000
0.73%, dated 9/28/10 due 3/25/11 (Collateralized by Corporate Obligations valued at $107,729,004, 1.58% - 8.63%, 6/1/11 - 1/15/17)	102,368	102,000
RBC Capital Markets Co. at:
0.46%, dated 9/29/10 due 10/29/10 (Collateralized by Corporate Obligations valued at $162,257,213, 0.41% - 8%, 1/25/34 - 5/26/37)	152,058	152,000
0.86%, dated 5/25/10 due 11/24/10 (Collateralized by Corporate Obligations valued at $59,691,445, 1.5% - 5.13%, 12/1/11 - 12/15/37)	56,245	56,000
RBS Securities, Inc. at:
0.67%, dated 9/17/10 due 10/18/10 (Collateralized by Corporate Obligations valued at $355,794,263, 0.36% - 0.97%, 3/16/12 - 5/16/47)	334,193	334,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
0.76%, dated 8/5/10 due 8/5/11 (Collateralized by Mortgage Loan Obligations valued at $225,720,036, 0% - 6.17%, 10/25/31 - 5/25/48) (d)(g)	$ 210,610	$ 209,000
UBS Securities LLC at:
0.4%, dated 8/27/10 due 11/29/10 (Collateralized by Corporate Obligations valued at $43,066,668, 3.88% - 9.25%, 7/15/13 - 8/15/39)	41,043	41,000
0.44%, dated 8/16/10 due 11/15/10 (Collateralized by Corporate Obligations valued at $81,971,959, 0.01% - 0.03%, 7/25/18 - 10/15/19)	78,087	78,000
0.45%, dated:
8/19/10 due 11/17/10 (Collateralized by Corporate Obligations valued at $45,386,732, 3.25% - 7%, 3/1/11 - 10/15/39)	42,047	42,000
9/14/10 due 12/13/10 (Collateralized by Corporate Obligations valued at $67,398,832, 0.75% - 4.75%, 12/1/11 - 12/15/35)	62,070	62,000
0.5%, dated:
8/9/10 due 11/8/10 (Collateralized by Corporate Obligations valued at $109,327,492, 0.03% - 0.1%, 8/15/18 - 10/20/20)	104,131	104,000
8/10/10 due 11/8/10 (Collateralized by Corporate Obligations valued at $33,510,981, 1.75% - 7.5%, 6/1/13 - 7/1/38)	31,039	31,000
0.53%, dated 8/4/10 due 11/2/10 (Collateralized by Corporate Obligations valued at $44,317,722, 4.88% - 11.5%, 10/12/11 - 1/26/36)	41,054	41,000
0.58%, dated 7/29/10 due 10/27/10 (Collateralized by Corporate Obligations valued at $89,748,087, 1.63% - 12%, 11/1/10 - 5/1/28)	83,119	83,000
0.66%, dated 7/12/10 due 10/8/10 (Collateralized by Corporate Obligations valued at $67,321,583, 0.01% - 0.06%, 6/15/18 - 10/15/19)	64,103	64,000

	Maturity Amount (000s)	Value (000s)
0.71%, dated 7/12/10 due 10/8/10 (Collateralized by Corporate Obligations valued at $45,433,750, 0.52% - 0.77%, 10/15/19 - 11/7/37)	$ 42,073	$ 42,000
Wells Fargo Securities, LLC at 0.58%, dated 7/7/10 due 10/7/10 (Collateralized by Corporate Obligations valued at $60,984,380, 0.33% - 9.38%, 11/7/13 - 10/1/46)	58,086	58,000
TOTAL REPURCHASE AGREEMENTS		12,116,521
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $66,315,262)	66,315,262
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(1,555,098)
NET ASSETS - 100%	$ 64,760,164
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,061,000,000 or 4.7% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $93,546,000 or 0.1% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) The maturity amount is based on the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $65,000,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.93%, 10/1/10	3/26/02	$ 65,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$29,960,000 due 10/01/10 at 0.30%
Banc of America Securities LLC	$ 12,483
Barclays Capital, Inc.	7,490
UBS Securities LLC	9,987
$ 29,960
$3,027,561,000 due 10/01/10 at 0.31%
BNP Paribas Securities Corp.	$ 165,576
Banc of America Securities LLC	124,116
Bank of America NA	471,105
Barclays Capital, Inc.	51,742
Citibank NA	20,697
Citigroup Global Markets, Inc.	165,576
Credit Agricole Securities (USA) Inc.	82,788
Deutsche Bank Securities, Inc.	384,964
Goldman, Sachs & Co.	57,951
HSBC Securities (USA), Inc.	165,576
J.P. Morgan Securities, Inc.	532,358
Merrill Lynch Government Securities, Inc.	74,509
Morgan Stanley & Co., Inc.	62,091
RBC Capital Markets Corp.	167,645
RBS Securities, Inc.	82,788
UBS Securities LLC	157,297
Wells Fargo Securities LLC	260,782
$ 3,027,561
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2010 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $12,116,521) - See accompanying schedule: Unaffiliated issuers (cost $66,315,262)		$ 66,315,262
Cash		389
Receivable for fund shares sold		122,537
Interest receivable		28,420
Receivable from investment adviser for expense reductions		1,841
Other receivables		499
Total assets		66,468,948

Liabilities
Payable for investments purchased	$ 1,538,632
Payable for fund shares redeemed	154,845
Distributions payable	3,189
Accrued management fee	7,813
Distribution and service plan fees payable	749
Other affiliated payables	2,817
Other payables and accrued expenses	739
Total liabilities		1,708,784

Net Assets		$ 64,760,164
Net Assets consist of:
Paid in capital		$ 64,760,061
Undistributed net investment income		16
Accumulated undistributed net realized gain (loss) on investments		87
Net Assets		$ 64,760,164
Class I: Net Asset Value, offering price and redemption price per share ($32,002,623 ÷ 31,994,446 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($557,213 ÷ 557,126 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($2,976,146 ÷ 2,977,081 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($1,076,572 ÷ 1,076,465 shares)		$ 1.00

Class F: Net Asset Value, offering price and redemption price per share ($400,600 ÷ 400,604 shares)		$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,747,010 ÷ 27,739,252 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2010 (Unaudited)
Investment Income
Interest		$ 142,152

Expenses
Management fee	$ 46,137
Transfer agent fees	15,834
Distribution and service plan fees	5,064
Accounting fees and expenses	1,106
Custodian fees and expenses	411
Independent trustees' compensation	127
Registration fees	156
Audit	24
Legal	72
Interest	7
Miscellaneous	311
Total expenses before reductions	69,249
Expense reductions	(10,347)	58,902
Net investment income		83,250
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4
Net increase in net assets resulting from operations		$ 83,254

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 83,250	$ 289,543
Net realized gain (loss)	4	1,902
Net increase in net assets resulting from operations	83,254	291,445
Distributions to shareholders from net investment income	(83,234)	(289,559)
Share transactions - net increase (decrease)	328,551	7,807,346
Total increase (decrease) in net assets	328,571	7,809,232

Net Assets
Beginning of period	64,431,593	56,622,361
End of period (including undistributed net investment income of $16 and undistributed net investment income of $0, respectively)	$ 64,760,164	$ 64,431,593

Financial Highlights - Class I

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.005	.023	.049	.051	.036
Distributions from net investment income	(.001)	(.005)	(.023)	(.049)	(.051)	(.036)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.13%	.47%	2.37%	5.01%	5.24%	3.69%
Ratios to Average Net Assets D
Expenses before reductions	.21% A	.22%	.23%	.22%	.23%	.23%
Expenses net of fee waivers, if any	.18% A	.19%	.20%	.18%	.18%	.18%
Expenses net of all reductions	.18% A	.19%	.20%	.18%	.18%	.18%
Net investment income	.25% A	.45%	2.31%	4.91%	5.14%	3.71%
Supplemental Data
Net assets, end of period (in millions)	$ 32,003	$ 34,386	$ 35,613	$ 28,573	$ 28,969	$ 18,848

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.003	.022	.046	.050	.035
Distributions from net investment income	(.001)	(.003)	(.022)	(.046)	(.050)	(.035)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.05%	.31%	2.21%	4.85%	5.08%	3.53%
Ratios to Average Net Assets D
Expenses before reductions	.36% A	.37%	.38%	.37%	.38%	.38%
Expenses net of fee waivers, if any	.33% A	.34%	.35%	.33%	.33%	.33%
Expenses net of all reductions	.33% A	.34%	.35%	.33%	.33%	.33%
Net investment income	.10% A	.30%	2.16%	4.70%	4.99%	3.56%
Supplemental Data
Net assets, end of period (in millions)	$ 557	$ 835	$ 680	$ 699	$ 637	$ 319

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- E	.002	.021	.046	.049	.034
Distributions from net investment income	- E	(.002)	(.021)	(.046)	(.049)	(.034)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.22%	2.11%	4.74%	4.98%	3.43%
Ratios to Average Net Assets D
Expenses before reductions	.46% A	.47%	.48%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.41% A	.44%	.45%	.43%	.43%	.43%
Expenses net of all reductions	.41% A	.44%	.45%	.43%	.43%	.43%
Net investment income	.02% A	.21%	2.06%	4.49%	4.89%	3.46%
Supplemental Data
Net assets, end of period (in millions)	$ 2,976	$ 3,766	$ 4,184	$ 5,256	$ 1,701	$ 1,074

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.004	.023	.047	.051	.036
Distributions from net investment income	(.001)	(.004)	(.023)	(.047)	(.051)	(.036)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.10%	.42%	2.31%	4.96%	5.19%	3.64%
Ratios to Average Net Assets D
Expenses before reductions	.26% A	.27%	.28%	.27%	.28%	.29%
Expenses net of fee waivers, if any	.23% A	.24%	.25%	.23%	.23%	.23%
Expenses net of all reductions	.23% A	.24%	.25%	.23%	.23%	.23%
Net investment income	.20% A	.40%	2.25%	4.60%	5.08%	3.66%
Supplemental Data
Net assets, end of period (in millions)	$ 1,077	$ 622	$ 619	$ 1,626	$ 470	$ 141

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class F

	Six months ended September 30, 2010	Year ended March 31,
	(Unaudited)	2010 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.003
Distributions from net investment income	(.001)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	.15%	.29%
Ratios to Average Net Assets E
Expenses before reductions	.15% A	.16% A
Expenses net of fee waivers, if any	.14% A	.15% A
Expenses net of all reductions	.14% A	.15% A
Net investment income	.29% A	.26% A
Supplemental Data
Net assets, end of period (in millions)	$ 401	$ 149

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period June 26, 2009 (commencement of sale of shares) to March 31, 2010.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.005	.024	.013
Distributions from net investment income	(.001)	(.005)	(.024)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.15%	.51%	2.41%	1.29%
Ratios to Average Net Assets E
Expenses before reductions	.18% A	.19%	.20%	.19% A
Expenses net of fee waivers, if any	.14% A	.15%	.16%	.14% A
Expenses net of all reductions	.14% A	.15%	.16%	.14% A
Net investment income	.29% A	.49%	2.35%	4.03% A
Supplemental Data
Net assets, end of period (in millions)	$ 27,747	$ 24,674	$ 15,526	$ 11,578

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 9/30/10	% of fund's investments 3/31/10	% of fund's investments 9/30/09
0 - 30	88.2	82.8	84.0
31 - 90	6.4	10.4	5.7
91 - 180	2.7	6.0	2.0
181 - 397	2.7	0.8	8.3
Weighted Average Maturity
	9/30/10	3/31/10	9/30/09
Tax-Exempt Portfolio	20 Days	21 Days	34 Days
All Tax-Free Money Market Funds Average*	33 Days	27 Days	33 Days

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. WAM for money market funds can be used as a measure of sensitivity to interest rate changes. Generally, the longer the maturity, the greater the sensitivity. WAM for money market funds is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening devices such as demand features and interest rate resets.

Weighted Average Life
	9/30/10	3/31/10	9/30/09
Tax-Exempt Portfolio	20 Days	n/a**	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
Variable Rate Demand Notes (VRDNs) 74.9%	Variable Rate Demand Notes (VRDNs) 70.3%
Commercial Paper (including CP Mode) 15.1%	Commercial Paper (including CP Mode) 11.9%
Tender Notes and Bonds 0.6%	Tender Notes and Bonds 1.8%
Municipal Notes 1.4%	Municipal Notes 6.5%
Municipal Bonds 1.4%	Municipal Bonds 1.3%
Tax-Free Cash Central 5.3%	Tax-Free Cash Central 7.7%
Net Other Assets 1.3%	Net Other Assets 0.5%

* Source: iMoneyNet, Inc.

** Information not available

Semiannual Report

Tax-Exempt Portfolio

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.6%
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2009 A, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 10,350	$ 10,350
Univ. of Alabama at Birmingham Hosp. Rev. Participating VRDN Series Solar 07 108, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	15,975	15,975
		26,325
Alaska - 0.2%
Valdez Marine Term. Rev.:
(BP Pipelines, Inc. Proj.) Series 2003 C, 0.33% (BP PLC Guaranteed), VRDN (a)	2,500	2,500
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.42% (ConocoPhillips Guaranteed), VRDN (a)	4,500	4,500
		7,000
Arizona - 0.6%
Phoenix Civic Impt. Corp. Series 2009, 0.33% 12/3/10, LOC Bank of America NA, CP	16,200	16,200
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.28%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	2,060	2,060
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series Putters 3307, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,600	6,600
		25,860
Arkansas - 0.7%
Boone Co. Hosp. Rev. (North Arkansas Reg'l. Med. Ctr. Proj.) Series 2006, 0.32%, LOC Bank of America NA, VRDN (a)	22,530	22,530
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	11,170	11,170
		33,700
California - 1.1%
California Gen. Oblig. Series 2004 A1, 0.28%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	2,000	2,000

	Principal Amount (000s)	Value (000s)
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum of San Francisco Proj.) Series 2005, 0.34%, LOC JPMorgan Chase Bank, VRDN (a)	$ 5,000	$ 5,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.26%, LOC Bank of America NA, VRDN (a)	7,000	7,000
East Bay Muni. Util. District Wastewtr. Sys. Rev. Series 2008 B2, 0.27% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	3,695	3,695
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 B, 0.26%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,525	7,525
Los Angeles Gen. Oblig. TRAN:
2% 3/31/11	4,900	4,935
2% 4/21/11	5,200	5,240
Los Angeles Unified School District TRAN Series A, 2% 6/30/11	11,200	11,310
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 11251, 0.26% (Liquidity Facility Citibank NA) (a)(d)	3,040	3,040
		49,745
Colorado - 2.7%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	3,600	3,600
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,775	1,775
Colorado Health Facilities Auth. Rev.:
Bonds (Sisters of Charity of Leavenworth Health Sys. Proj.) Series 2010 A, 1.5% 1/1/11	3,265	3,273
Participating VRDN Series BA 08 1090, 0.29% (Liquidity Facility Bank of America NA) (a)(d)	10,700	10,700
(Catholic Health Initiatives Proj.):
Series 2004 B:
0.27% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	1,050	1,050
0.28% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	5,300	5,300
Series 2004 B1, 0.3% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	6,945	6,945
(NCMC, Inc. Proj.) Series 2009 A, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	5,585	5,585
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Reg'l. Trans. District Sales Tax Rev.:
Participating VRDN:
Series EGL 07 0039, 0.27% (Liquidity Facility Citibank NA) (a)(d)	$ 16,000	$ 16,000
Series EGL 07 0040, 0.27% (Liquidity Facility Citibank NA) (a)(d)	11,700	11,700
Series ROC II R 12312, 0.27% (Liquidity Facility Citibank NA) (a)(d)	6,000	6,000
0.34% 10/25/10, LOC Wells Fargo Bank NA, CP	6,665	6,665
Denver City & County Wtr. Participating VRDN Series PZ 232, 0.3% (Liquidity Facility Wells Fargo & Co.) (a)(d)	15,755	15,755
Denver Urban Renewal Auth. Tax Increment Rev.:
Series 2008 A1, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	14,800	14,800
Series 2008 A2, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,800	9,800
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	1,500	1,500
		120,448
Connecticut - 0.6%
Connecticut Gen. Oblig. BAN:
Series 2009 B, 4% 6/1/11	5,700	5,834
Series 2010 A, 2% 5/19/11	14,500	14,641
Connecticut Hsg. Fin. Auth. (Hsg. Mtg. Fin. Prog.) Series 2005 D6, 0.28% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	7,000	7,000
		27,475
Delaware - 0.7%
Delaware Econ. Dev. Auth. Rev. (St. Edmond's Academy Proj.) Series 2005, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,625	8,625
Delaware Health Facilities Auth. Rev. (Bayhealth Med. Ctr. Proj.) Series 2009 C, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	17,835	17,835
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	5,000	5,000
		31,460

	Principal Amount (000s)	Value (000s)
District Of Columbia - 1.7%
District of Columbia Gen. Oblig. Series 2008 C, 0.31%, LOC TD Banknorth, NA, VRDN (a)	$ 5,800	$ 5,800
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.28%, LOC Freddie Mac, VRDN (a)	3,755	3,755
District of Columbia Income Tax Rev. Participating VRDN Series Putters 3354, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,700	7,700
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.34%, LOC Bank of America NA, VRDN (a)	2,225	2,225
(Defenders of Wildlife Proj.) 0.5%, LOC Bank of America NA, VRDN (a)	6,090	6,090
(Friends Legal Svcs. Corp. Proj.) 0.32%, LOC Bank of America NA, VRDN (a)	10,675	10,675
(The AARP Foundation Proj.) Series 2004, 0.32%, LOC Bank of America NA, VRDN (a)	9,900	9,900
(The Phillips Collection Issue Proj.) Series 2003, 0.32%, LOC Bank of America NA, VRDN (a)	2,675	2,675
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	4,000	4,000
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 0.32%, LOC Bank of America NA, VRDN (a)	24,015	24,015
		76,835
Florida - 10.3%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev.:
(Oak Hammock At The Univ. of Florida, Inc. Proj.) Series 2007, 0.34%, LOC Bank of Scotland PLC, VRDN (a)	18,715	18,715
(Oak Hammock Univ. Proj.) Series A, 0.34%, LOC Bank of Scotland PLC, VRDN (a)	13,165	13,165
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Solar 07 60, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	20,460	20,460
Collier County Indl. Dev. Auth. (Cmnty. School of Naples Proj.) 0.32%, LOC Bank of America NA, VRDN (a)	14,350	14,350
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.32%, LOC Bank of America NA, VRDN (a)	15,165	15,165
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EGL 07 48, 0.27% (Liquidity Facility Citibank NA) (a)(d)	21,445	21,445
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN: - continued
Series ROC II R 817, 0.27% (Liquidity Facility Citibank NA) (a)(d)	$ 10,005	$ 10,005
Florida Dept. of Envir. Protection Rev. Bonds:
Series 2010 C, 4% 7/1/11	5,150	5,288
Series 2010 D, 4% 7/1/11	15,845	16,252
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	15,010	15,010
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.3% (Liquidity Facility Wells Fargo & Co.) (a)(d)	7,070	7,070
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Victoria Park Apts. Proj.) Series 2002 J, 0.26%, LOC Fannie Mae, VRDN (a)	1,050	1,050
Florida Local Govt. Fin. Commission Auth. Rev. Series A:
0.33% 11/8/10, LOC Wells Fargo Bank NA, CP	17,745	17,745
0.33% 12/8/10, LOC Wells Fargo Bank NA, CP	12,095	12,095
Florida Muni. Pwr. Agcy. Series A, 0.39% 11/9/10, LOC Wells Fargo Bank NA, CP	1,670	1,670
Gainesville Utils. Sys. Rev. 0.55% 10/19/10, CP	31,000	31,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds:
Series C, 0.33% tender 10/7/10 (Liquidity Facility Dexia Cr. Local de France), CP mode	4,000	4,000
Series F, 0.34% tender 10/20/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	29,400	29,400
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2001, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	8,435	8,435
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 21, 4% 10/1/10	1,500	1,500
Lee Memorial Health Sys. Hosp. Rev. Series 2009 C, 0.27%, LOC Northern Trust Co., VRDN (a)	1,930	1,930
Nassau County Poll. Cont. Rev. (Rayonier Proj.) 0.28%, LOC Bank of America NA, VRDN (a)	11,910	11,910
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.):
Series 2002 A, 0.34%, LOC Bank of America NA, VRDN (a)	3,655	3,655
Series 2005, 0.32%, LOC Bank of America NA, VRDN (a)	180	180

	Principal Amount (000s)	Value (000s)
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.3%, LOC Bank of America NA, VRDN (a)	$ 5,075	$ 5,075
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.32%, LOC Bank of America NA, VRDN (a)	4,865	4,865
Palm Beach County Pub. Impt. Rev. Participating VRDN Series BBT 08 53, 0.26% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	8,600	8,600
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.32%, LOC Bank of America NA, VRDN (a)	4,080	4,080
(Morse Oblig. Group Proj.) Series 2003, 0.27%, LOC TD Banknorth, NA, VRDN (a)	2,000	2,000
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.32%, LOC Bank of America NA, VRDN (a)	19,605	19,605
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,775	1,775
Pasco County Indl. Dev. Rev. (Academy Lakes Day School Proj.) Series 2001, 0.55%, LOC Bank of America NA, VRDN (a)	2,070	2,070
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.3%, LOC Bank of America NA, VRDN (a)	20,420	20,420
Pinellas County Swr. Rev. Participating VRDN Series Putters 2917 Z, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,000	3,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	5,000	5,000
Polk County School Board Ctfs. of Prtn. (Master Lease Prog.):
Series 2009 A, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	9,110	9,110
Series 2009 B, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	14,945	14,945
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Participating VRDN Series ROC II R 12313, 0.27% (Liquidity Facility Citibank NA) (a)(d)	13,090	13,090
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series BA 07 1030, 0.29% (Liquidity Facility Bank of America NA) (a)(d)	1,540	1,540
Sunshine State Govt. Fing. Commission Rev. Series L:
0.32% 10/7/10, LOC Dexia Cr. Local de France, CP	9,600	9,600
0.37% 10/7/10, LOC Dexia Cr. Local de France, CP	10,500	10,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tallahassee Consolidated Util. Sys. Rev. Participating VRDN Series ROC II R 11306, 0.27% (Liquidity Facility Citibank NA) (a)(d)	$ 13,540	$ 13,540
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Participating VRDN Series Putters 3324, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,495	3,495
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.27%, LOC Fannie Mae, VRDN (a)	1,715	1,715
Volusia County School Board Ctfs. of Prtn. Participating VRDN Series Solar 06 8, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	20,915	20,915
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	8,035	8,035
		464,470
Georgia - 1.6%
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	12,505	12,505
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.27%, LOC Bank of America NA, VRDN (a)	10,000	10,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.32%, LOC Freddie Mac, VRDN (a)	1,500	1,500
Fulton County Hosp. Auth. Rev. (Northside Hosp. Proj.) Series 2003 B, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	6,005	6,005
Georgia Gen. Oblig. Participating VRDN Series 85TP, 0.28% (Liquidity Facility Wells Fargo & Co.) (a)(d)	200	200
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.27% (Liquidity Facility Royal Bank of Canada), VRDN (a)	10,500	10,500
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series ROC II R 11794, 0.27% (Liquidity Facility Citibank NA) (a)(d)	2,250	2,250
Muni. Elec. Auth. of Georgia Series 1985 B, 0.35%, LOC Landesbank Hessen-Thuringen, VRDN (a)	18,200	18,200

	Principal Amount (000s)	Value (000s)
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.) Series 2009 B, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	$ 3,805	$ 3,805
Whitfield County Residential Care Facilities Auth. Rev. (Royal Oaks Sr. Living Cmnty. Proj.) 0.5%, LOC Wells Fargo Bank NA, VRDN (a)	7,075	7,075
		72,040
Hawaii - 0.6%
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 11021 PB, 0.31% (Liquidity Facility Deutsche Postbank AG) (a)(d)	20,420	20,420
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.25%, LOC Freddie Mac, VRDN (a)	8,800	8,800
		29,220
Idaho - 0.2%
Idaho Gen. Oblig. TAN 2% 6/30/11	6,800	6,880
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	2,000	2,000
		8,880
Illinois - 4.2%
Chicago Board of Ed. Series 2009 A2, 0.27%, LOC Northern Trust Co., VRDN (a)	5,900	5,900
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	7,915	7,915
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series BBT 2007, 0.26% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	3,800	3,800
Chicago Wtr. Rev.:
Series 2004 A1, 0.3%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	19,865	19,865
Series 2004 A2, 0.3%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	19,765	19,765
Cook County Gen. Oblig. Participating VRDN Series WF 10 5C, 0.27% (Liquidity Facility Wells Fargo Bank NA) (a)(d)	10,790	10,790
DuPage County Rev. (Morton Arboretum Proj.) 0.32%, LOC Bank of America NA, VRDN (a)	24,050	24,050
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series ROC II R 12278, 0.27% (Liquidity Facility Citibank NA) (a)(d)	5,195	5,195
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series 2008 E, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	$ 8,305	$ 8,305
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series BBT 08 33, 0.26% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,085	5,085
Series DB 601, 0.28% (Liquidity Facility Deutsche Bank AG) (a)(d)	10,270	10,270
Series EGL 06 115, 0.27% (Liquidity Facility Citibank NA) (a)(d)	8,170	8,170
Series Putters 3174, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,130	1,130
Series Putters 3379, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,995	4,995
(Concordia Univ. Proj.) Series 2009, 0.29%, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	15,000	15,000
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	6,000	6,000
(North Central College Proj.) Series 2008, 0.32%, LOC Bank of America NA, VRDN (a)	8,500	8,500
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	4,920	4,920
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2008 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	15,520	15,520
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.32%, LOC Freddie Mac, VRDN (a)	3,250	3,250
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 0.3%, LOC Bank of America NA, VRDN (a)	1,622	1,622
		190,047
Indiana - 3.0%
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.28%, LOC Bank of America NA, VRDN (a)	7,700	7,700
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2002, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	2,800	2,800

	Principal Amount (000s)	Value (000s)
Indiana Fin. Auth. Health Sys. Rev.:
Participating VRDN Series 3654 Z, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 6,880	$ 6,880
(Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 E, 0.29%, LOC Bank of America NA, VRDN (a)	33,000	33,000
Indiana Fin. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Obligated Group Proj.) Series 2008 A, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	14,150	14,150
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Cmnty. Hospitals Proj.):
Series 1997 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	7,000	7,000
Series 1997 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	15,000	15,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.33%, LOC Royal Bank of Scotland PLC, VRDN (a)	8,700	8,700
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.32%, LOC Bank of America NA, VRDN (a)	2,650	2,650
Marshall County Econ. Dev. Rev. (Culver Edl. Foundation Prog.) Series 2000, 0.26%, LOC Northern Trust Co., VRDN (a)	8,300	8,300
Purdue Univ. Rev. Participating VRDN Series DCL 08 60, 0.37% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	25,765	25,765
		136,945
Iowa - 0.5%
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.):
Series 2009 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	1,695	1,695
Series 2009 C, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	13,715	13,715
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.32%, LOC Bank of America NA, VRDN (a)	7,675	7,675
		23,085
Kansas - 0.4%
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series BBT 08 51, 0.26% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	6,300	6,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 0.27% (Liquidity Facility Societe Generale) (a)(d)	$ 3,000	$ 3,000
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2010 I, 0.625% 3/1/11	6,900	6,900
		16,200
Kentucky - 0.3%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B4, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	9,000	9,000
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	7,000	7,000
		16,000
Louisiana - 0.8%
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, 0.26%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	8,000	8,000
East Baton Rouge Parish Indl. Dev. Board Rev. (Stupp Bros., Inc. Proj.) Series 2008, 0.32%, LOC Bank of America NA, VRDN (a)	5,300	5,300
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series ROC II R 659, 0.28% (Liquidity Facility Citibank NA) (a)(d)	6,750	6,750
Series WF 10 11C, 0.27% (Liquidity Facility Wells Fargo Bank NA) (a)(d)	5,550	5,550
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	2,900	2,900
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	3,000	3,000
Louisiana Pub. Facilities Auth. Rev. (C-Port LLC Proj.) Series 2008, 0.3%, LOC Bank of America NA, VRDN (a)	5,000	5,000
		36,500

	Principal Amount (000s)	Value (000s)
Maine - 0.4%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 B, 0.33%, LOC KBC Bank NV, VRDN (a)	$ 1,400	$ 1,400
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	14,960	14,960
		16,360
Maryland - 0.6%
Baltimore County Econ. Dev. Rev. (The Bais Yaakov School for Girls Proj.) Series 2003, 0.5%, LOC Bank of America NA, VRDN (a)	5,380	5,380
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.25%, LOC Fannie Mae, VRDN (a)	5,700	5,700
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.32%, LOC Bank of America NA, VRDN (a)	1,530	1,530
Maryland Health & Higher Edl. Facilities Auth. Rev. (Mercy Med. Ctr. Proj.) Series 2007 B, 0.29%, LOC Bank of America NA, VRDN (a)	535	535
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.28% (Liquidity Facility Citibank NA) (a)(d)	7,785	7,785
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.32%, LOC Bank of America NA, VRDN (a)	6,650	6,650
		27,580
Massachusetts - 5.3%
Massachusetts Bay Trans. Auth. Series 2000, 0.27% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	1,000	1,000
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN Series DCL 08 25, 0.4% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	34,800	34,800
Series 2008 A1, 0.28% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	7,000	7,000
Massachusetts Gen. Oblig.:
Participating VRDN:
Series Clipper 07 39, 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	8,000	8,000
Series Clipper 07 41, 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	131,350	131,350
Series DCL 08 42, 0.4% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	11,945	11,945
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
RAN Series 2010 A, 2% 4/28/11	$ 9,000	$ 9,087
Series H, 0.3% 11/4/10 (Liquidity Facility Bank of Nova Scotia New York Branch), CP	10,300	10,300
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series BC 10 16W, 0.24% (Liquidity Facility Barclays Bank PLC) (a)(d)	1,000	1,000
Series ROC II R 11824, 0.27% (Liquidity Facility Citibank NA) (a)(d)	2,000	2,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.27% (Liquidity Facility Citibank NA) (a)(d)	10,000	10,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN Series EGL 06 0054, 0.27% (Liquidity Facility Citibank NA) (a)(d)	3,000	3,000
Series 2008 C, 0.27% (Liquidity Facility Bayerische Landesbank), VRDN (a)	10,700	10,700
		240,182
Michigan - 1.2%
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev. (Silver Maples of Chelsea Proj.) 0.28%, LOC Comerica Bank, VRDN (a)	5,230	5,230
Detroit Econ. Dev. Corp. Rev. (Michigan Opera Theatre Proj.) Series 1999, 0.57%, LOC JPMorgan Chase Bank, VRDN (a)	900	900
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.36%, tender 4/28/11 (a)	11,200	11,200
0.36%, tender 4/28/11 (a)	5,140	5,140
(Trinity Health Sys. Proj.) Series 2008 C, 0.26% tender 10/5/10, CP mode	17,000	17,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Orchestra Place Renewal Proj.) Series 2000, 0.28%, LOC Bank of America NA, VRDN (a)	6,510	6,510
Ottawa County Wtr. Supply Sys. Rev. Participating VRDN Series Putters 3360, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,620	6,620
		52,600
Minnesota - 1.3%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.29%, LOC Freddie Mac, VRDN (a)	1,375	1,375

	Principal Amount (000s)	Value (000s)
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.3%, LOC Fannie Mae, VRDN (a)	$ 21,550	$ 21,550
Univ. of Minnesota Series 2001 C, 0.29% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	34,345	34,345
		57,270
Mississippi - 0.9%
Mississippi Bus. Fin. Corp. (Chevron USA, Inc. Proj.) Series 2007 C, 0.27% (Chevron Corp. Guaranteed), VRDN (a)	5,300	5,300
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.32%, LOC Bank of America NA, VRDN (a)	14,000	14,000
Mississippi Gen. Oblig. Series 2007, 0.28% (Liquidity Facility Bank of America NA), VRDN (a)	22,400	22,400
		41,700
Missouri - 1.6%
Golden Valley Memorial Hosp. District Series 2006, 0.3%, LOC Bank of America NA, VRDN (a)	9,165	9,165
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN:
Series EGL 07 0001, 0.27% (Liquidity Facility Citibank NA) (a)(d)	8,000	8,000
Series PT 4624, 0.27% (Liquidity Facility Deutsche Postbank AG) (a)(d)	11,075	11,075
(Christian Brothers College Proj.) Series 2002 A, 0.27%, LOC TD Banknorth, NA, VRDN (a)	29,490	29,490
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(Cox Health Sys. Proj.) Series 2008 C, 0.29%, LOC Bank of America NA, VRDN (a)	2,000	2,000
(SSM Health Care Sys. Proj.) Series 2005 A1, 0.27%, LOC Bank of America NA, VRDN (a)	1,700	1,700
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN Series PT 4625, 0.27% (Liquidity Facility Deutsche Postbank AG) (a)(d)	10,285	10,285
		71,715
Montana - 0.1%
Montana Facility Fin. Auth. Rev. Bonds (Sisters of Charity of Leavenworth Health Sys. Proj.) Series 2010 B, 1.5% 1/1/11	5,210	5,223
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - 1.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.27% (Liquidity Facility Royal Bank of Canada), VRDN (a)	$ 16,100	$ 16,100
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	32,260	32,260
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.32% 12/22/10, CP	15,000	15,000
0.32% 12/23/10, CP	7,300	7,300
		70,660
Nevada - 1.7%
Clark County Fuel Tax Bonds Series 2008, 5% 11/1/10	7,175	7,203
Clark County School District:
Bonds Series 2009 B, 4% 6/15/11	3,000	3,077
Participating VRDN:
Series Clipper 07 35, 0.32% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	24,630	24,630
Series PZ 174, 0.3% (Liquidity Facility Wells Fargo & Co.) (a)(d)	27,210	27,210
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	13,930	13,930
		76,050
New Jersey - 0.1%
New Jersey Gen. Oblig. Participating VRDN Series Putters 3808, 0.3% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	5,100	5,100
New Mexico - 0.9%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four Corners Proj.) Series 1994 B, 0.28%, LOC Barclays Bank PLC, VRDN (a)	17,345	17,345
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.27% (Liquidity Facility Royal Bank of Canada), VRDN (a)	25,800	25,800
		43,145
New York - 4.9%
Long Island Pwr. Auth. Elec. Sys. Rev. 0.3% 12/10/10, LOC State Street Bank & Trust Co., Boston, CP	13,250	13,250
New York City Gen. Oblig. Participating VRDN:
Series BA 08 1064, 0.28% (Liquidity Facility Bank of America NA) (a)(d)	5,500	5,500

	Principal Amount (000s)	Value (000s)
Series Putters 2951, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 1,400	$ 1,400
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (The Crest Proj.) Series 2005 A, 0.31%, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,900	3,900
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 07 116, 0.27% (Liquidity Facility Citibank NA) (a)(d)	19,800	19,800
Series PT 3992, 0.26% (Liquidity Facility Wells Fargo & Co.) (a)(d)	3,495	3,495
Series 7, 0.35% 6/13/11, CP	7,800	7,800
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series Putters 3698 Z, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,225	2,225
New York Dorm. Auth. Revs. Participating VRDN:
Series BC 10 59B, 0.24% (Liquidity Facility Barclays Bank PLC) (a)(d)	3,500	3,500
Series EGL 07 0003, 0.27% (Liquidity Facility Citibank NA) (a)(d)	15,560	15,560
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Putters 3376, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,425	4,425
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,185	3,185
New York Hsg. Fin. Agcy. Rev.:
(505 West 37th Street Proj.):
Series 2009 A, 0.27%, LOC Landesbank Hessen-Thuringen, VRDN (a)	28,000	28,000
Series 2009 B, 0.27%, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,200	4,200
(West 37th St. Hsg. Proj.) Series 2009 B, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	7,300	7,300
New York Hsg. Fin. Svc. Contract Rev. Series 2003 I, 0.27%, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,900	4,900
New York Local Govt. Assistance Corp. Series 2008 BV2, 0.33% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	15,925	15,925
New York Metropolitan Trans. Auth. Rev.:
Series A:
0.35% 11/8/10, LOC ABN-AMRO Bank NV, CP	15,000	15,000
0.35% 11/8/10, LOC ABN-AMRO Bank NV, CP	6,700	6,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series C, 0.35% 12/8/10, LOC ABN-AMRO Bank NV, CP	$ 4,600	$ 4,600
New York Pwr. Auth.:
Series 1, 0.37% 4/26/11, CP	14,950	14,950
Series 2, 0.38% 11/9/10, CP	21,500	21,500
New York Urban Dev. Corp. Rev. Participating VRDN Series Putters 2283, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,115	7,115
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 0.31% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	2,000	2,000
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	5,850	5,850
		222,080
New York & New Jersey - 0.0%
Port Auth. of New York & New Jersey Participating VRDN Series Putters 1546, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,405	1,405
North Carolina - 2.2%
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, 0.27% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	21,300	21,300
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.26% (Liquidity Facility Bank of America NA), VRDN (a)	6,865	6,865
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Campbell Univ. Proj.) Series 2009, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	1,535	1,535
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.27% (Liquidity Facility Citibank NA) (a)(d)	1,900	1,900
Series EGL 07 0015, 0.27% (Liquidity Facility Citibank NA) (a)(d)	10,890	10,890
Series EGL 7053004 Class A, 0.27% (Liquidity Facility Citibank NA) (a)(d)	13,105	13,105
North Carolina Cap. Impt. Ltd. Participating VRDN Series BBT 08 52, 0.26% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	3,585	3,585

	Principal Amount (000s)	Value (000s)
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A1, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	$ 1,975	$ 1,975
(Friends Homes, Inc. Proj.) Series 2003, 0.28%, LOC Bank of America NA, VRDN (a)	14,225	14,225
(Univ. Health Systems of Eastern Carolina) Series 2008 A2, 0.28%, LOC Bank of America NA, VRDN (a)	6,200	6,200
(Watauga Med. Ctr. Proj.) Series 2005, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	4,000	4,000
Piedmont Triad Arpt. Auth. Series 2008 A, 0.32%, LOC Branch Banking & Trust Co., VRDN (a)	7,650	7,650
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.27% (Liquidity Facility Citibank NA) (a)(d)	4,950	4,950
		98,180
Ohio - 2.1%
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.27% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	11,985	11,985
Columbus Swr. Rev. Participating VRDN Series BBT 08 5, 0.26% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,245	5,245
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 2000, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	1,180	1,180
Series 2007 N, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2002, 0.37%, LOC JPMorgan Chase Bank, VRDN (a)	7,400	7,400
Lorain County Hosp. Rev. (EMH Reg'l. Med. Ctr. Proj.) Series 2008, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	3,000	3,000
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2004 B2, 0.25% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	9,700	9,700
Ohio Higher Edl. Facility Commission Rev. Bonds (Cleveland Clinic Proj.):
Series 2008 B5, 0.36% tender 12/2/10, CP mode	13,450	13,450
Series 2008 B6:
0.37% tender 11/9/10, CP mode	9,200	9,200
0.42% tender 1/13/11, CP mode	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (First Energy Nuclear Generation Corp. Proj.) Series 2006 B, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	$ 6,885	$ 6,885
Toledo Lucas County Port Auth. Rev. Series 2004 C, 0.39%, LOC Banco Santander SA, VRDN (a)	9,090	9,090
		94,135
Oklahoma - 0.8%
Oklahoma City Ind. & Cultural Facilities (Oklahoma City Univ. Proj.) Series 2005 B, 0.32%, LOC Bank of America NA, VRDN (a)	28,655	28,655
Univ. Hospitals Trust Rev. Series 2005 A, 0.32%, LOC Bank of America NA, VRDN (a)	6,100	6,100
		34,755
Oregon - 2.8%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.):
Series 2003 D:
0.29% tender 10/19/10, CP mode	13,000	13,000
0.36% tender 11/5/10, CP mode	12,500	12,500
0.34% tender 2/8/11, CP mode	5,000	5,000
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.3%, LOC Bank of Scotland PLC, VRDN (a)	80,400	80,400
Oregon Facilities Auth. Rev. (Lewis & Clark College Proj.) Series 2008 A, 0.31%, LOC Wells Fargo Bank NA, VRDN (a)	14,500	14,500
		125,400
Pennsylvania - 2.9%
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. (Point Park Univ. Proj.) Series 2008 C, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,670	6,670
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,750	1,750
Allegheny County Indl. Dev. Auth. Rev. (Zoological Society of Pittsburgh Proj.) Series 1999 B, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,800	2,800
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,000	1,000
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	9,010	9,010

	Principal Amount (000s)	Value (000s)
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.):
Series 2008 A, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	$ 7,450	$ 7,450
Series 2008 B, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	9,860	9,860
Series 2008 C, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	6,600	6,600
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,510	5,510
Montgomery County Redev. Auth. Multi-family Hsg. Rev.:
(Brookside Manor Apts. Proj.) Series 2001 A, 0.27%, LOC Fannie Mae, VRDN (a)	9,170	9,170
(Kingswood Apts. Proj.) Series 2001 A, 0.27%, LOC Fannie Mae, VRDN (a)	10,725	10,725
Pennsylvania Gen. Oblig. Participating VRDN:
Series ROC II R 11056, 0.27% (Liquidity Facility Citibank NA) (a)(d)	3,700	3,700
Series ROC II R 11505, 0.27% (Liquidity Facility Citibank NA) (a)(d)	4,510	4,510
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Keystone College Proj.) Series 2001 H5, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,400	3,400
(King's College Proj.) Series 2002 J3, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,505	1,505
Philadelphia Auth. for Indl. Dev. Rev. (The Franklin Institute Proj.) Series 2006, 0.32%, LOC Bank of America NA, VRDN (a)	9,495	9,495
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series D, 0.26%, LOC Bank of America NA, VRDN (a)	6,000	6,000
Scranton-Lackawanna Health & Welfare Auth. Rev. Series 2002, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	13,860	13,860
Somerset County Gen. Oblig. Series 2009 A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,450	3,450
Somerset County Hosp. Auth. Series 2007 B, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,610	1,610
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	7,195	7,195
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Westmoreland County Indl. Dev. Auth. Rev. Series 2010 B, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 5,290	$ 5,290
Wilkes Barre Gen. Oblig. Series 2004 B, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,845	2,845
		133,405
Rhode Island - 0.5%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Roger Williams Univ. Proj.) Series 2008 B, 0.28%, LOC Bank of America NA, VRDN (a)	23,700	23,700
South Carolina - 3.7%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.):
Series 2004 B1, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	4,900	4,900
Series 2004 B2, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	4,500	4,500
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	11,500	11,500
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.31% (Liquidity Facility Deutsche Postbank AG) (a)(d)	5,560	5,560
Lexington County and Richland County School District #5 Bonds Series 2010 C, 1.5% 3/1/11	14,000	14,069
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev.:
(Claflin Univ. Proj.) 0.32%, LOC Bank of America NA, VRDN (a)	7,579	7,579
(Newberry College Proj.) Series 2008, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	12,490	12,490
Series 2009, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	1,000	1,000
South Carolina Jobs-Econ. Dev. Auth.:
(CareAlliance Health Svcs. Proj.) Series 2007, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	68,000	68,000
(The Reg'l. Med. Ctr. of Orangeburg and Calhoun Counties Proj.) Series 2009, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	2,960	2,960
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.29%, LOC Citibank NA, VRDN (a)	13,400	13,400
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN Series ROC II R 11426, 0.28% (Liquidity Facility Citibank NA) (a)(d)	12,645	12,645

	Principal Amount (000s)	Value (000s)
Series 2010 A:
0.31% 3/10/11, CP	$ 6,100	$ 6,100
0.32% 3/16/11, CP	3,890	3,890
South Carolina Trans. Infrastructure Bank Rev. Series 2003 B1, 0.28%, LOC Bank of America NA, VRDN (a)	1,000	1,000
		169,593
South Dakota - 0.2%
South Dakota Hsg. Dev. Auth. Series 2009 C, 0.28% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (a)	9,000	9,000
Tennessee - 2.7%
Blount County Pub. Bldg. Auth.:
(Local Govt. Pub. Impt. Proj.):
Series 2009 E8A, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	3,100	3,100
Series 2009 E9A, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	3,335	3,335
Series E7A, 0.28%, LOC Branch Banking & Trust Co., VRDN (a)	5,335	5,335
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.3%, LOC Bank of America NA, VRDN (a)	6,385	6,385
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.27%, LOC Freddie Mac, VRDN (a)	18,170	18,170
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.3%, LOC Bank of America NA, VRDN (a)	47,435	47,435
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.3%, LOC Bank of America NA, VRDN (a)	1,100	1,100
Nashville & Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	5,000	5,000
Shelby County Gen. Oblig.:
Series 2004 B, 0.31% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	29,400	29,400
Series 2006 C, 0.33% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	5,345	5,345
		124,605
Texas - 14.2%
Alamo Cmnty. College District Participating VRDN Series Solar 06 42, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	10,260	10,260
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Elec. Student Finl. Auth. Participating VRDN Series Solar 06 91, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	$ 10,195	$ 10,195
Austin Independent School District Participating VRDN Series ROC II R 11750, 0.27% (Liquidity Facility Citibank NA) (a)(d)	6,275	6,275
Austin Util. Sys. Rev. Series A, 0.31% 12/15/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	12,000	12,000
Beaumont Independent School District Participating VRDN Series Putters 3225, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,115	11,115
Brownsville Util. Sys. Rev. Series A, 0.32% 3/11/11, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN:
Series MS 06 1654, 0.37% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)	23,100	23,100
Series ROC II R 11716, 0.27% (Liquidity Facility Citibank NA) (a)(d)	8,285	8,285
Dallas North Texas Tollway Auth. Series A, 0.3% 11/16/10, LOC Bank of America NA, CP	8,290	8,290
Dallas Wtr. & Swr. Sys. Rev. Series C, 0.35% 11/8/10, CP	2,500	2,500
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series Putters 3227, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	15,005	15,005
Series Putters 3742, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Series Solar 06 60, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	19,245	19,245
Denton Independent School District Participating VRDN Series DB 513, 0.28% (Liquidity Facility Deutsche Bank AG) (a)(d)	31,200	31,200
Forney Independent School District Participating VRDN Series ROC II R 11729, 0.28% (Liquidity Facility Citibank NA) (a)(d)	3,350	3,350
Friendswood Independent School District Participating VRDN Series Putters 3221, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,185	8,185
Goose Creek Independent School District Participating VRDN Series PZ 219, 0.3% (Liquidity Facility Wells Fargo & Co.) (a)(d)	10,385	10,385

	Principal Amount (000s)	Value (000s)
Harris County Flood Cont. District Participating VRDN:
Series Putters 3562, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 4,510	$ 4,510
Series Putters 3563, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,295	4,295
Harris County Gen. Oblig. Participating VRDN:
Series Clipper 07 46, 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	40,000	40,000
Series ROC II R 718 PB, 0.31% (Liquidity Facility Deutsche Postbank AG) (a)(d)	9,760	9,760
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2008 C, 0.26%, LOC Commerzbank AG, VRDN (a)	9,600	9,600
Harris County Metropolitan Trans. Auth. Series A1, 0.3% 12/7/10 (Liquidity Facility JPMorgan Chase Bank), CP	17,350	17,350
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A, 0.36% 2/10/11, CP	5,000	5,000
Houston Util. Sys. Rev.:
Participating VRDN Series ROC II R 11411, 0.27% (Liquidity Facility Citibank NA) (a)(d)	10,000	10,000
Series B1, 0.3% 10/15/10, LOC JPMorgan Chase Bank, CP	11,400	11,400
Series B2, 0.29% 10/15/10, LOC Wells Fargo Bank NA, San Francisco, CP	3,250	3,250
Series B3, 0.3% 10/14/10, LOC Bank of Nova Scotia New York Branch, CP	7,000	7,000
Humble Independent School District Participating VRDN Series Solar 06 20, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	14,005	14,005
Judson Independent School District Participating VRDN Series DB 423, 0.29% (Liquidity Facility Deutsche Bank AG) (a)(d)	12,450	12,450
Lower Colorado River Auth. Rev. Series A:
0.29% 10/13/10 (Liquidity Facility JPMorgan Chase Bank), CP	12,000	12,000
0.29% 10/13/10 (Liquidity Facility JPMorgan Chase Bank), CP	8,000	8,000
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	7,200	7,200
North East Texas Independent School District Participating VRDN Series PT 3951, 0.27% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)	14,300	14,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN:
Series BA 08 1174, 0.29% (Liquidity Facility Bank of America NA) (a)(d)	$ 5,460	$ 5,460
Series ROC II R 593 PB, 0.31% (Liquidity Facility Deutsche Postbank AG) (a)(d)	16,840	16,840
Plano Independent School District Bonds Series 2007, 5% 2/15/11	2,965	3,016
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series BBT 08 26, 0.26% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,370	5,370
Series Putters 3688Z, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,605	4,605
Series A:
0.3% 10/29/10, CP	80,050	80,050
0.3% 11/10/10, CP	5,000	5,000
San Antonio Gen. Oblig. Series A, 0.32% 11/10/10, LOC Bank of America NA, CP	4,460	4,460
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series EGL 06 5, 0.27% (Liquidity Facility Citibank NA) (a)(d)	3,000	3,000
Series 2001 A, 0.34% 11/9/10, CP	5,065	5,065
Sherman Higher Ed. Fin. Corp. (Austin College Proj.) Series 1997, 0.37%, LOC Bank of America NA, VRDN (a)	12,900	12,900
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,250	2,250
Spring Independent School District Participating VRDN Series DB 603, 0.28% (Liquidity Facility Deutsche Bank AG) (a)(d)	3,800	3,800
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	7,440	7,440
Texas A&M Univ. Rev. Participating VRDN Series ROC II R 11804, 0.27% (Liquidity Facility Citibank NA) (a)(d)	4,015	4,015
Texas Gen. Oblig. Participating VRDN:
Series Putters 3480, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,495	7,495
Series Solar 06 57, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	10,205	10,205
Texas Pub. Fin. Auth. Rev. Series 2003, 0.31% 12/10/10, CP	7,850	7,850

	Principal Amount (000s)	Value (000s)
Texas Trans. Commission State Hwy. Fund Rev. Series 2006 B, 0.3% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), VRDN (a)	$ 17,700	$ 17,700
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.24%, LOC Bank of Scotland PLC, VRDN (a)	300	300
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN:
Series BBT 08 25, 0.26% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	10,135	10,135
Series Putters 584, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	18,745	18,745
Series ROC II R 11077, 0.27% (Liquidity Facility Citibank NA) (a)(d)	9,010	9,010
Series 2002 A, 0.3% 12/3/10 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,000	10,000
Upper Trinity Reg'l. Wtr. District Series A:
0.34% 12/3/10, LOC Bank of America NA, CP	5,000	5,000
0.35% 12/3/10, LOC Bank of America NA, CP	3,000	3,000
		644,721
Utah - 1.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.3% 2/15/11 (Liquidity Facility Bank of Nova Scotia), CP	7,360	7,360
Series 1997 B2, 0.32% 10/7/10 (Liquidity Facility Bank of Nova Scotia), CP	18,490	18,490
Series 1997 B3, 0.32% 2/16/11 (Liquidity Facility JPMorgan Chase Bank), CP	4,210	4,210
Series 1998 B4, 0.31% 3/15/11 (Liquidity Facility JPMorgan Chase Bank), CP	9,710	9,710
Riverton Hosp. Rev. Participating VRDN Series Putters 1762, 0.27% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	19,000	19,000
Utah Wtr. Fin. Agcy. Rev. Series B3, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	7,100	7,100
		65,870
Virginia - 1.0%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.):
Series 2008 A, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.): - continued
Series 2008 B, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	$ 6,000	$ 6,000
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2008 A, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	7,175	7,175
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.32%, LOC Bank of America NA, VRDN (a)	7,085	7,085
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.32% 3/17/11, CP	15,000	15,000
Univ. of Virginia Gen. Rev. Participating VRDN Series BBT 08 30, 0.26% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	7,530	7,530
		44,790
Washington - 5.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series BBT 08 34, 0.26% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	3,060	3,060
Series Putters 2866, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,280	7,280
Everett Gen. Oblig. Series 2001, 0.37%, LOC Bank of America NA, VRDN (a)	4,900	4,900
King County Gen. Oblig. Participating VRDN Series BC 10 66W, 0.28% (Liquidity Facility Barclays Bank PLC) (a)(d)	2,500	2,500
NJB Properties Lease Rev. Participating VRDN Series Solar 07 106, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	3,365	3,365
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.28%, LOC Bank of America NA, VRDN (a)	4,400	4,400
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev. Bonds (BP West Coast Products LLC Proj.) 0.32% tender 10/7/10 (BP PLC Guaranteed), CP mode	1,500	1,500
Port of Seattle Rev. Series 2001 A1, 0.35% 10/14/10, LOC Bank of America NA, CP	2,515	2,515
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 0.3%, LOC Bank of America NA, VRDN (a)	25,000	25,000

	Principal Amount (000s)	Value (000s)
Seattle Gen. Oblig. Participating VRDN Series SGA 03 142, 0.28% (Liquidity Facility Societe Generale) (a)(d)	$ 5,000	$ 5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.26% (Liquidity Facility Wells Fargo & Co.) (a)(d)	2,530	2,530
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.5%, LOC Bank of America NA, VRDN (a)	8,545	8,545
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 75, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	38,455	38,455
Vancouver Hsg. Auth. Rev. Series 2008, 0.27%, LOC Freddie Mac, VRDN (a)	9,300	9,300
Washington Gen. Oblig. Participating VRDN:
Putters 3369, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Series Clipper 05 39, 0.32% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	37,230	37,230
Series GS 06 7T, 0.28% (Liquidity Facility Wells Fargo & Co.) (a)(d)	22,975	22,975
Series Putters 3054, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,035	3,035
Series Putters 3539, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,330	4,330
Washington Health Care Facilities Auth. Rev.:
Participating VRDN Series Putters 3403V, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,995	7,995
(Children's Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (a)	17,680	17,680
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(The Cambridge Apts. Proj.) Series 2009, 0.27%, LOC Fannie Mae, VRDN (a)	6,600	6,600
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.27%, LOC Fannie Mae, VRDN (a)	3,750	3,750
Washington Univ. Revs. Participating VRDN Series Solar 07 94, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	4,204	4,204
		231,149
West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Ohio Pwr. Co. - Sporn Proj.) Series 2008 C, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(Cabell Huntington Hosp. Proj.) Series 2008 B, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	$ 13,000	$ 13,000
(West Virginia United Health Sys. Proj.):
Series 2009 A, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	7,200	7,200
Series 2009 B, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	4,800	4,800
		30,000
Wisconsin - 1.7%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	18,300	18,300
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,000	2,000
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds:
(Alexian Health Sys. Proj.) 0.35% tender 11/4/10, LOC JPMorgan Chase Bank, CP mode	5,800	5,800
(Ministry Health Care Proj.) Series A, 0.27% tender 10/14/10, LOC U.S. Bank NA, Minnesota, CP mode	11,500	11,500
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev. Series 2006 A, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	5,085	5,085
Wisconsin Trans. Rev.:
Series 1997 A, 0.35% 10/7/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	18,000	18,000
Series 2006 A:
0.32% 12/10/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	16,474	16,474
0.32% 3/11/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,500	1,502
		78,661

	Shares	Value (000s)
Other - 5.3%
Fidelity Tax-Free Cash Central Fund, 0.29% (b)(c)	238,616,000	$ 238,616
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $4,469,885)	4,469,885
NET OTHER ASSETS (LIABILITIES) - 1.3%	59,195
NET ASSETS - 100%	$ 4,529,080
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,200,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.)	5/26/10	$ 7,200
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 371
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2010 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,231,269)	$ 4,231,269
Fidelity Central Funds (cost $238,616)	238,616
Total Investments (cost $4,469,885)		$ 4,469,885
Cash		844
Receivable for investments sold		53,934
Receivable for fund shares sold		6,520
Interest receivable		2,754
Distributions receivable from Fidelity Central Funds		60
Receivable from investment adviser for expense reductions		5
Other receivables		32
Total assets		4,534,034

Liabilities
Payable for fund shares redeemed	$ 3,681
Distributions payable	101
Accrued management fee	538
Transfer agent fee payable	471
Distribution and service plan fees payable	20
Other affiliated payables	70
Other payables and accrued expenses	73
Total liabilities		4,954

Net Assets		$ 4,529,080
Net Assets consist of:
Paid in capital		$ 4,528,920
Accumulated undistributed net realized gain (loss) on investments		160
Net Assets		$ 4,529,080

Class I: Net Asset Value, offering price and redemption price per share ($4,246,337 ÷ 4,243,959 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($16,966 ÷ 16,958 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($214,927 ÷ 214,811 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($50,850 ÷ 50,814 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2010 (Unaudited)

Investment Income
Interest		$ 7,173
Income from Fidelity Central Funds		371
Total income		7,544

Expenses
Management fee	$ 3,398
Transfer agent fees	1,466
Distribution and service plan fees	270
Accounting fees and expenses	209
Custodian fees and expenses	44
Independent trustees' compensation	10
Registration fees	81
Audit	22
Legal	6
Miscellaneous	33
Total expenses before reductions	5,539
Expense reductions	(180)	5,359
Net investment income		2,185
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		16
Net increase in net assets resulting from operations		$ 2,201

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,185	$ 10,154
Net realized gain (loss)	16	668
Net increase in net assets resulting from operations	2,201	10,822
Distributions to shareholders from net investment income	(2,185)	(10,152)
Distributions to shareholders from net realized gain	(147)	(78)
Total distributions	(2,332)	(10,230)
Share transactions - net increase (decrease)	(550,516)	(3,033,794)
Total increase (decrease) in net assets	(550,647)	(3,033,202)

Net Assets
Beginning of period	5,079,727	8,112,929
End of period	$ 4,529,080	$ 5,079,727

Financial Highlights - Class I

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- F	.001	.015	.033	.034	.026
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	.001	.015	.033	.034	.026
Distributions from net investment income	- F	(.001)	(.015)	(.033)	(.034)	(.026)
Distributions from net realized gain	- F	- F	- F	- F	-	-
Total distributions	- F	(.001)	(.015)	(.033)	(.034)	(.026)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.05%	.15%	1.50%	3.33%	3.44%	2.60%
Ratios to Average Net Assets D, E
Expenses before reductions	.22% A	.25%	.24%	.23%	.23%	.24%
Expenses net of fee waivers, if any	.22% A	.23%	.22%	.20%	.20%	.20%
Expenses net of all reductions	.22% A	.23%	.20%	.17%	.18%	.18%
Net investment income	.09% A	.16%	1.55%	3.27%	3.39%	2.61%
Supplemental Data
Net assets, end of period (in millions)	$ 4,246	$ 4,828	$ 7,738	$ 10,463	$ 8,976	$ 6,599

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- F	.001	.013	.031	.032	.024
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	.001	.013	.031	.032	.024
Distributions from net investment income	- F	(.001)	(.013)	(.031)	(.032)	(.024)
Distributions from net realized gain	- F	- F	- F	- F	-	-
Total distributions	- F	(.001)	(.013)	(.031)	(.032)	(.024)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.05%	1.35%	3.18%	3.29%	2.45%
Ratios to Average Net Assets D, E
Expenses before reductions	.37% A	.40%	.39%	.38%	.38%	.39%
Expenses net of fee waivers, if any	.30% A	.34%	.37%	.35%	.35%	.35%
Expenses net of all reductions	.30% A	.34%	.35%	.32%	.32%	.33%
Net investment income	.01% A	.06%	1.40%	3.12%	3.24%	2.46%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 26	$ 54	$ 111	$ 116	$ 182

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

Financial Highlights - Class III

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- F	-F	.012	.030	.031	.023
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	-F	.012	.030	.031	.023
Distributions from net investment income	- F	-F	(.012)	(.030)	(.031)	(.023)
Distributions from net realized gain	- F	- F	- F	- F	-	-
Total distributions	- F	-F	(.012)	(.030)	(.031)	(.023)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.03%	1.25%	3.07%	3.18%	2.35%
Ratios to Average Net Assets D, E
Expenses before reductions	.47% A	.50%	.49%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.30% A	.37%	.47%	.45%	.45%	.45%
Expenses net of all reductions	.30% A	.37%	.45%	.42%	.42%	.43%
Net investment income	.01% A	.02%	1.30%	3.02%	3.14%	2.36%
Supplemental Data
Net assets, end of period (in millions)	$ 215	$ 166	$ 272	$ 459	$ 360	$ 481

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- F	.001	.014	.032	.033	.025
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	.001	.014	.032	.033	.025
Distributions from net investment income	- F	(.001)	(.014)	(.032)	(.033)	(.025)
Distributions from net realized gain	- F	- F	- F	- F	-	-
Total distributions	- F	(.001)	(.014)	(.032)	(.033)	(.025)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.03%	.11%	1.45%	3.28%	3.39%	2.55%
Ratios to Average Net Assets D, E
Expenses before reductions	.27% A	.30%	.29%	.28%	.29%	.29%
Expenses net of fee waivers, if any	.25% A	.28%	.27%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.28%	.25%	.22%	.23%	.23%
Net investment income	.06% A	.12%	1.50%	3.22%	3.34%	2.56%
Supplemental Data
Net assets, end of period (in millions)	$ 51	$ 60	$ 48	$ 92	$ 85	$ 133

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund offers Class I, Class II, Class III and Select Class shares. Treasury Only Portfolio and Treasury Portfolio also offer Class IV shares. Prime Money Market Portfolio also offers Class IV and Institutional Class. Money Market Portfolio also offers Class F and Institutional Class. All classes have equal rights as to assets and voting privileges. Prime Money Market Portfolio and Money Market Portfolio offer conversion privileges between classes within each fund to eligible shareholders of the existing classes of shares. Class F shares are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Government Portfolio and Money Market Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations and wash sales.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Treasury Only Portfolio	$ 8,507,303	$ -	$ -	$ -
Treasury Portfolio	13,321,052	-	-	-
Government Portfolio	33,753,842	-	-	-
Prime Money Market Portfolio	70,745,101	-	-	-
Money Market Portfolio	66,315,262	-	-	-
Tax-Exempt Portfolio	4,469,885	-	-	-

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, certain Funds may enter into reverse repurchase agreements whereby a fund transfers securities to a counterparty who then agrees to transfer them back to the applicable fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement are recorded as a liability in each applicable fund's accompanying Statement of Assets and Liabilities. A fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. A fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding each applicable fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. At period end, there were no reverse repurchase agreements outstanding. Information related to reverse repurchase agreements for which each applicable fund was subject to interest is as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate
Government Portfolio	$ 213,387.06%
Prime Money Market Portfolio	118,794.05%
Money Market Portfolio	179,663.04%

Semiannual Report

4. Operating Policies - continued

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .14% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio, Treasury Portfolio and Prime Money Market Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%
	Total Fees	Retained by FDC
Treasury Only Portfolio: Class II	$ 451	$ -
Class III	652	-
Class IV	135	-
Select Class	78	-
	$ 1,316	$ -
Treasury Portfolio: Class II	$ 136	$ -
Class III	4,750	-
Class IV	726	-
Select Class	101	-
	$ 5,713	$ -
Government Portfolio: Class II	$ 866	$ -
Class III	2,593	-
Select Class	102	1
	$ 3,561	$ 1
Prime Money Market Portfolio: Class II	$ 713	$ -
Class III	3,131	3
Class IV	613	-
Select Class	195	2
	$ 4,652	$ 5
Money Market Portfolio: Class II	$ 528	$ 2
Class III	4,385	32
Select Class	151	-*
	$ 5,064	$ 34
Tax-Exempt Portfolio: Class II	$ 16	$ 3
Class III	238	-
Select Class	16	6
	$ 270	$ 9

During the period, FMR or its affiliates waived a portion of these fees.

* Amount represents three hundred and sixty-one dollars.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the Funds except for Tax-Exempt Portfolio. Citibank, N.A. (Citibank) is the custodian, transfer and servicing agent for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with the transfer agency and shareholder servicing functions for Tax-Exempt Portfolio. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class and Class F, pays a transfer agent fee equal to an annual rate of .06% of average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of ..03% of average net assets. FIIOC receives no fees for providing transfer agency services to Class F. For the period, transfer agent fees for each class were as follows:

Treasury Only Portfolio - Class I	$ 2,304
Treasury Only Portfolio - Class II	181
Treasury Only Portfolio - Class III	159
Treasury Only Portfolio - Class IV	16
Treasury Only Portfolio - Select Class	94
$ 2,754
Treasury Portfolio - Class I	$ 2,487
Treasury Portfolio - Class II	55
Treasury Portfolio - Class III	1,144
Treasury Portfolio - Class IV	87
Treasury Portfolio - Select Class	122
$ 3,895
Government Portfolio - Class I	$ 9,950
Government Portfolio - Class II	357
Government Portfolio - Class III	630
Government Portfolio - Select Class	125
$ 11,062
Prime Money Market Portfolio - Class I	$ 8,335
Prime Money Market Portfolio - Class II	290
Prime Money Market Portfolio - Class III	760
Prime Money Market Portfolio - Class IV	76
Prime Money Market Portfolio - Select Class	239
Prime Money Market Portfolio - Institutional Class	5,463
$ 15,163
Money Market Portfolio - Class I	$ 10,443
Money Market Portfolio - Class II	215
Money Market Portfolio - Class III	1,057
Money Market Portfolio - Select Class	182
Money Market Portfolio - Institutional Class	3,937
$ 15,834
Tax-Exempt Portfolio - Class I	$ 1,380
Tax-Exempt Portfolio - Class II	7
Tax-Exempt Portfolio - Class III	59
Tax-Exempt Portfolio - Select Class	20
$ 1,466

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the Funds except for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt Portfolio's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Prime Money Market Portfolio
Class I	.20%	$ 760
Class II	.35%	31
Class III	.45%	56
Class IV	.70%	7
Select Class	.25%	25
Institutional Class	.14%	6,410
Money Market Portfolio
Class I	.18%	$ 4,586
Class II	.33%	95
Class III	.43%	460
Select Class	.23%	79
Class F	.14%	9
Institutional Class	.14%	4,764
Tax-Exempt Portfolio
Class II	.35%	$ 2
Class III	.45%	17
Select Class	.25%	5

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver for each class is as follows:

Treasury Only Portfolio
Class I	$ 746
Class II	515
Class III	705
Class IV	140
Select Class	108
Treasury Portfolio
Class II	$ 114
Class III	4,281
Class IV	690
Select Class	51
Government Portfolio
Class II	$ 572
Class III	2,044
Select Class	12
Prime Money Market Portfolio
Class II	$ 11
Class III	634
Class IV	371
Money Market Portfolio
Class III	$ 353
Tax-Exempt Portfolio
Class II	$ 5
Class III	144

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Expense Reductions - continued

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction

Prime Money Market Portfolio	$ 3
Money Market Portfolio	1
Tax-Exempt Portfolio	7

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2010	Year ended March 31, 2010 A
From net investment income
Treasury Only Portfolio - Class I	$ 381	$ 12,423
Treasury Only Portfolio - Class II	30	201
Treasury Only Portfolio - Class III	26	80
Treasury Only Portfolio - Class IV	3	7
Treasury Only Portfolio - Select Class	16	524
Total	$ 456	$ 13,235
Treasury Portfolio - Class I	$ 1,427	$ 15,399
Treasury Portfolio - Class II	9	101
Treasury Portfolio - Class III	191	575
Treasury Portfolio - Class IV	15	44
Treasury Portfolio - Select Class	21	565
Total	$ 1,663	$ 16,684
Government Portfolio - Class I	$ 10,463	$ 103,670
Government Portfolio - Class II	58	1,376
Government Portfolio - Class III	104	1,314
Government Portfolio - Select Class	39	777
Total	$ 10,664	$ 107,137
Prime Money Market Portfolio - Class I	$ 28,389	$ 66,000
Prime Money Market Portfolio - Class II	279	2,824
Prime Money Market Portfolio - Class III	128	4,391
Prime Money Market Portfolio - Class IV	12	73
Prime Money Market Portfolio - Select Class	625	2,897
Prime Money Market Portfolio - Institutional Class	48,879	80,579
Total	$ 78,312	$ 156,764
Money Market Portfolio - Class I	$ 43,450	$ 167,465
Money Market Portfolio - Class II	342	2,548
Money Market Portfolio - Class III	324	10,090
Money Market Portfolio - Select Class	611	2,101
Money Market Portfolio - Class F	415	98
Money Market Portfolio - Institutional Class	38,092	107,257
Total	$ 83,234	$ 289,559
Tax-Exempt Portfolio - Class I	$ 2,155	$ 10,004
Tax-Exempt Portfolio - Class II	1	24
Tax-Exempt Portfolio - Class III	9	55
Tax-Exempt Portfolio - Select Class	20	69
Total	$ 2,185	$ 10,152

Semiannual Report

7. Distributions to Shareholders - continued

	Six months ended September 30, 2010	Year ended March 31, 2010 A
From net realized gain
Treasury Only Portfolio - Class I	$ -	$ 298
Treasury Only Portfolio - Class II	-	21
Treasury Only Portfolio - Class III	-	20
Treasury Only Portfolio - Class IV	-	2
Treasury Only Portfolio - Select Class	-	20
Total	$ -	$ 361
Treasury Portfolio - Class I	$ -	$ 231
Treasury Portfolio - Class II	-	4
Treasury Portfolio - Class III	-	80
Treasury Portfolio - Class IV	-	9
Treasury Portfolio - Select Class	-	11
Total	$ -	$ 335
Tax-Exempt Portfolio - Class I	$ 139	$ 73
Tax-Exempt Portfolio - Class II	1	1
Tax-Exempt Portfolio - Class III	5	3
Tax-Exempt Portfolio - Select Class	2	1
Total	$ 147	$ 78

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to March 31, 2010.

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended September 30, 2010	Year ended March 31, 2010A
Treasury Only Portfolio - Class I Shares sold	4,367,289	11,097,181
Reinvestment of distributions	307	10,090
Shares redeemed	(5,725,907)	(18,270,773)
Net increase (decrease)	(1,358,311)	(7,163,502)
Treasury Only Portfolio - Class II Shares sold	739,995	843,648
Reinvestment of distributions	14	142
Shares redeemed	(693,741)	(1,101,177)
Net increase (decrease)	46,268	(257,387)
Treasury Only Portfolio - Class III Shares sold	936,160	2,323,268
Reinvestment of distributions	13	45
Shares redeemed	(1,055,334)	(2,543,200)
Net increase (decrease)	(119,161)	(219,887)
Treasury Only Portfolio - Class IV Shares sold	36,950	128,804
Reinvestment of distributions	3	9
Shares redeemed	(45,481)	(208,294)
Net increase (decrease)	(8,528)	(79,481)
Treasury Only Portfolio - Select Class Shares sold	386,424	807,972
Reinvestment of distributions	13	511
Shares redeemed	(617,530)	(1,093,040)
Net increase (decrease)	(231,093)	(284,557)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Share Transactions - continued

	Six months ended September 30, 2010	Year ended March 31, 2010A
Treasury Portfolio - Class I Shares sold	12,584,732	25,929,433
Reinvestment of distributions	788	9,104
Shares redeemed	(12,558,154)	(33,523,809)
Net increase (decrease)	27,366	(7,585,272)
Treasury Portfolio - Class II Shares sold	482,358	851,706
Reinvestment of distributions	3	30
Shares redeemed	(486,945)	(1,095,067)
Net increase (decrease)	(4,584)	(243,331)
Treasury Portfolio - Class III Shares sold	5,585,984	9,498,048
Reinvestment of distributions	33	150
Shares redeemed	(5,659,755)	(10,643,362)
Net increase (decrease)	(73,738)	(1,145,164)
Treasury Portfolio - Class IV Shares sold	347,194	626,217
Reinvestment of distributions	-	1
Shares redeemed	(564,926)	(587,517)
Net increase (decrease)	(217,732)	38,701
Treasury Portfolio - Select Class Shares sold	777,999	1,660,459
Reinvestment of distributions	15	411
Shares redeemed	(765,264)	(2,178,148)
Net increase (decrease)	12,750	(517,278)
Government Portfolio - Class I Shares sold	137,833,451	407,076,631
Reinvestment of distributions	4,901	47,904
Shares redeemed	(153,022,507)	(416,647,297)
Net increase (decrease)	(15,184,155)	(9,522,762)
Government Portfolio - Class II Shares sold	27,377,662	71,417,522
Reinvestment of distributions	20	586
Shares redeemed	(27,900,308)	(71,941,274)
Net increase (decrease)	(522,626)	(523,166)
Government Portfolio - Class III Shares sold	5,955,522	14,312,162
Reinvestment of distributions	27	366
Shares redeemed	(5,701,582)	(15,433,083)
Net increase (decrease)	253,967	(1,120,555)
Government Portfolio - Select Class Shares sold	1,359,493	3,075,337
Reinvestment of distributions	24	537
Shares redeemed	(867,086)	(3,386,210)
Net increase (decrease)	492,431	(310,336)
Prime Money Market Portfolio - Class I Shares sold	63,178,807	133,063,619
Reinvestment of distributions	9,427	31,426
Shares redeemed	(69,086,441)	(114,226,477)
Net increase (decrease)	(5,898,207)	18,868,568
Prime Money Market Portfolio - Class II Shares sold	2,556,759	6,653,068
Reinvestment of distributions	161	1,892
Shares redeemed	(2,527,138)	(7,170,685)
Net increase (decrease)	29,782	(515,725)

Semiannual Report

8. Share Transactions - continued

	Six months ended September 30, 2010	Year ended March 31, 2010A
Prime Money Market Portfolio - Class III Shares sold	5,935,574	15,028,417
Reinvestment of distributions	39	1,223
Shares redeemed	(6,056,752)	(15,717,418)
Net increase (decrease)	(121,139)	(687,778)
Prime Money Market Portfolio - Class IV Shares sold	498,574	762,826
Reinvestment of distributions	12	58
Shares redeemed	(629,852)	(557,761)
Net increase (decrease)	(131,266)	205,123
Prime Money Market Portfolio - Select Class Shares sold	12,945,992	9,843,017
Reinvestment of distributions	488	2,219
Shares redeemed	(12,974,661)	(9,693,502)
Net increase (decrease)	(28,181)	151,734
Prime Money Market Portfolio - Institutional Class Shares sold	201,085,919	206,611,372
Reinvestment of distributions	31,031	52,805
Shares redeemed	(198,589,855)	(182,097,189)
Net increase (decrease)	2,527,095	24,566,988
Money Market Portfolio - Class I Shares sold	66,461,451	99,361,678
Reinvestment of distributions	29,884	131,935
Shares redeemed	(68,873,426)	(100,720,738)
Net increase (decrease)	(2,382,091)	(1,227,125)
Money Market Portfolio - Class II Shares sold	1,312,867	2,933,382
Reinvestment of distributions	246	2,183
Shares redeemed	(1,591,351)	(2,780,049)
Net increase (decrease)	(278,238)	155,516
Money Market Portfolio - Class III Shares sold	8,765,394	20,897,591
Reinvestment of distributions	149	4,474
Shares redeemed	(9,555,737)	(21,320,216)
Net increase (decrease)	(790,194)	(418,151)
Money Market Portfolio - Select Class Shares sold	4,103,333	6,597,641
Reinvestment of distributions	422	1,027
Shares redeemed	(3,648,697)	(6,595,815)
Net increase (decrease)	455,058	2,853
Money Market Portfolio - Class F Shares sold	266,293	152,471
Reinvestment of distributions	415	98
Shares redeemed	(15,142)	(3,531)
Net increase (decrease)	251,566	149,038
Money Market Portfolio - Institutional Class Shares sold	73,429,002	123,612,866
Reinvestment of distributions	30,852	75,566
Shares redeemed	(70,387,404)	(114,543,217)
Net increase (decrease)	3,072,450	9,145,215

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Share Transactions - continued

	Six months ended September 30, 2010	Year ended March 31, 2010A
Tax-Exempt Portfolio - Class I Shares sold	3,443,778	8,679,961
Reinvestment of distributions	1,465	6,687
Shares redeemed	(4,026,954)	(11,597,462)
Net increase (decrease)	(581,711)	(2,910,814)
Tax-Exempt Portfolio - Class II Shares sold	6,278	66,279
Reinvestment of distributions	2	23
Shares redeemed	(15,418)	(94,375)
Net increase (decrease)	(9,138)	(28,073)
Tax-Exempt Portfolio - Class III Shares sold	659,029	950,167
Reinvestment of distributions	7	34
Shares redeemed	(609,868)	(1,056,365)
Net increase (decrease)	49,168	(106,164)
Tax-Exempt Portfolio - Select Class Shares sold	34,389	83,177
Reinvestment of distributions	18	65
Shares redeemed	(43,242)	(71,985)
Net increase (decrease)	(8,835)	11,257

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to March 31, 2010.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

FIMM Funds: Treasury Only Portfolio / Treasury Portfolio / Government Portfolio / Prime Money Market Portfolio / Money Market Portfolio / Tax-Exempt Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class (except Class F for Money Market Portfolio), as well as each fund's relative investment performance for each class (except Class F for Money Market Portfolio) measured over multiple periods against a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of Class I and Class III of the fund, and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class I and Class III show the performance of the highest and lowest performing classes, respectively (based on five-year performance). (Class F of Money Market Portfolio had less than one year of performance as of December 31, 2009.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Treasury Only Portfolio

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Class I of the fund was in the first quartile for the one- and three-year periods and the second quartile for the five-year period. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Treasury Portfolio

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Class I of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Government Portfolio

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Class I of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Prime Money Market Portfolio

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Class I of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Money Market Portfolio

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Class I of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Tax-Exempt Portfolio

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Class I of the fund was in the second quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Treasury Only Portfolio

Treasury Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Government Portfolio

Prime Money Market Portfolio

Semiannual Report

Money Market Portfolio

Tax-Exempt Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that it had approved an amended and restated management contract for each fund (effective December 1, 2007) that lowered each fund's management fee from 20 basis points to 14 basis points. The Board considered that the charts reflect each fund's lower management fee for 2007, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board considered that it had approved changes (effective December 1, 2007) in the contractual arrangements for each fund that set the "class level" transfer agent fee at a fixed rate of 3 basis points for Institutional Class and at a fixed rate of 6 basis points for all other classes. The Board recognized that, although the new fixed transfer agent fee rate for Class I, Class II, Class III and Select Class of each fund is higher than its previous rate, each class's total expenses, before any waivers or reimbursements, is lower because of the 6 basis point reduction in each fund's management fee.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that the total expenses of each of Class I, Class II, and Select Class of Treasury Only Portfolio ranked below its competitive median for 2009 and the total expenses of each of Class III and Class IV ranked above its competitive median for 2009. The Board noted that the funds and classes in the Total Mapped Group that have a similar sales load structure to Class III and Class IV included funds with no 12b-1 fees. When compared only to funds with equivalent 12b-1 fees, each class ranked below or equal to its competitive median for 2009.

The Board noted that the total expenses of each of Class I and Select Class of Treasury Portfolio ranked below its competitive median for 2009 and the total expenses of each of Class II, Class III, and Class IV ranked above its competitive median for 2009. The Board noted that the funds and classes in the Total Mapped Group that have a similar sales load structure to Class II, Class III, and Class IV included funds with no 12b-1 fees. When compared only to funds with equivalent 12b-1 fees, each class ranked below or equal to its competitive median for 2009.

The Board noted that the total expenses of each of Class I and Select Class of Government Portfolio ranked below its competitive median for 2009 and the total expenses of each of Class II and Class III ranked above its competitive median for 2009. The Board noted that the funds and classes in the Total Mapped Group that have a similar sales load structure to Class II and Class III included funds with no 12b-1 fees. When compared only to funds with equivalent 12b-1 fees, each class ranked below or equal to its competitive median for 2009.

The Board noted that the total expenses of each of Class I, Select Class, and Institutional Class of Prime Money Market Portfolio ranked below its competitive median for 2009 and the total expenses of each of Class II, Class III, and Class IV ranked above its competitive median for 2009. The Board noted that the funds and classes in the Total Mapped Group that have a similar sales load structure to Class II, Class III, and Class IV included funds with no 12b-1 fees. When compared only to funds with equivalent 12b-1 fees, each class ranked below or equal to its competitive median for 2009.

The Board noted that the total expenses of each of Class I, Select Class, Institutional Class, and Class F of Money Market Portfolio ranked below its competitive median for 2009 and the total expenses of each of Class II and Class III ranked above its competitive median for 2009. The Board noted that the funds and classes in the Total Mapped Group that have a similar sales load structure to Class II and Class III included funds with no 12b-1 fees. When compared only to funds with equivalent 12b-1 fees, each class ranked below or equal to its competitive median for 2009.

The Board noted that the total expenses of each of Class I and Select Class of Tax-Exempt Portfolio ranked below its competitive median for 2009 and the total expenses of each of Class II and Class III ranked above its competitive median for 2009. The Board noted that the funds and classes in the Total Mapped Group that have a similar sales load structure to Class II and Class III included funds with no 12b-1 fees. When compared only to funds with equivalent 12b-1 fees, each class ranked below or equal to its competitive median for 2009.

The Board considered that Fidelity has been voluntarily waiving part or all of the 12b-1 fees, transfer agent fees and/or management fees to maintain a minimum yield for certain classes of each fund.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and were satisfied that the profitability was not excessive in the circumstances..

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

Fidelity Service Company, Inc.
Boston, MA

Custodians

The Bank of New York Mellon
New York, NY
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Prime Money Market
Portfolio, and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

IMM-SANN-1110
1.537280.113

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Colchester Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 23, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 23, 2010